UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-03779

Name of Fund:  BBH TRUST

		BBH Money Market Fund
		BBH U.S. Treasury Money Fund
		BBH Tax Free Short/Intermediate Fixed Income Fund
		BBH Tax Exempt Money Fund



Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Nancy D. Osborn
	BBH Trust, 40 Water Street, Boston, MA,  02109
  	Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/06

Date of reporting period: 07/01/05-06/30/06

ITEM 1 - Attach shareholder report

                                    BROWN    [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                 Annual Report
                                 June 30, 2006

                             BBH MONEY MARKET FUND

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006

ASSETS:
   Investment in BBH U.S. Money Market Portfolio
     (the "Portfolio"), at value ............................     $1,507,093,673
                                                                  --------------
       Total Assets .........................................      1,507,093,673
                                                                  --------------
LIABILITIES:
   Payables for:
     Shareholder servicing fees .............................            623,080
     Dividends declared .....................................            564,212
     Administrative fees ....................................            236,771
     Professional fees ......................................             29,733
     Board of Trustees' fees ................................             19,000
     Accounting fees ........................................              5,333
   Accrued expenses and other liabilities ...................             53,953
                                                                  --------------
       Total Liabilities ....................................          1,532,082
                                                                  --------------

NET ASSETS, for 1,505,561,591 fund shares outstanding .......     $1,505,561,591
                                                                  ==============
Net Assets Consist of:
   Par value ................................................     $   15,055,616
   Paid-in capital in excess of par .........................      1,490,505,975
                                                                  --------------
Net Assets ..................................................     $1,505,561,591
                                                                  ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE ................              $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2006

INVESTMENT INCOME:
   Interest income allocated from Portfolio ....................    $58,111,766
   Expenses allocated from Portfolio ...........................     (2,224,403)
                                                                    -----------
     Net Investment Income allocated from Portfolio ............     55,887,363
                                                                    -----------

Expenses:
   Shareholder servicing fees ..................................      3,391,767
   Administrative fees .........................................      1,288,871
   Board of Trustees' fees .....................................         70,139
   Professional fees ...........................................         30,322
   Accounting fees .............................................          7,999
   Miscellaneous expenses ......................................        176,504
                                                                    -----------
     Total Expenses ............................................      4,965,602
                                                                    -----------

Net Investment Income ..........................................    $50,921,761
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                              3

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                 FOR THE YEARS ENDED JUNE 30,
                                             ----------------------------------
                                                  2006                2005
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income ...............   $    50,921,761    $    23,193,048
   Dividends declared from net
     investment income ...................       (50,921,761)       (23,193,048)
                                             ---------------    ---------------
   From Fund Share (Principal)
     Transactions
     at Net Asset Value of $1.00
     per share:
       Fund shares sold ..................     1,839,355,983      4,013,587,731
       Fund shares issued in
         reinvestment of dividends .......        26,060,096         11,386,843
       Fund shares repurchased ...........    (1,617,946,361)    (4,141,684,337)
                                             ---------------    ---------------
   Net increase (decrease) in net assets
     resulting from fund share
     transactions ........................       247,469,718       (116,709,763)

NET ASSETS:
   Beginning of year .....................     1,258,091,873      1,374,801,636
                                             ---------------    ---------------
   End of year ...........................   $ 1,505,561,591    $ 1,258,091,873
                                             ===============    ===============

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                                           For the years ended June 30,
                                                                   -----------------------------------------------
                                                                   2006      2005       2004       2003       2002
                                                                   ----      ----       ----       ----       ----
Net asset value, beginning of year ...........................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
Income from investment operations:
   Net investment income .....................................     0.04       0.01       0.01       0.01       0.02
Dividends to shareholders from net investment income .........    (0.04)     (0.01)     (0.01)     (0.01)     (0.02)
                                                                  -----      -----      -----      -----      -----
Net asset value, end of year .................................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                 ======     ======     ======     ======     ======
Total return .................................................     3.76%      1.72%      0.59%      1.06%      2.10%

Ratios/ Supplemental data1:
   Net assets, end of year
     (in millions) ............................................. $1,506     $1,258     $1,375     $1,459     $1,382
   Ratio of expenses to average
     net assets ..............................................     0.53%      0.52%      0.52%      0.52%      0.51%
   Ratio of net investment income to
     average net assets ......................................     3.75%      1.70%      0.59%      1.05%      2.08%

----------
1 Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the Portfolio's expense offset arrangement, as appropriate.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                              5

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006

1. Organization and Significant Accounting Policies. BBH Money Market Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a
      Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At June 30, 2006, there were four series of the Trust.

      The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 59% at June 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund records its investments in the Portfolio at fair value. Valuation of investments in the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      B. Interest Income and Expenses. The Fund records its share of the Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

      D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      E. Accounting Development. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2006

2.    TRANSACTIONS WITH AFFILIATES.

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.095% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company


      ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2006, the Fund incurred $1,288,871 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended June 30, 2006, the Fund incurred $3,391,767 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2006, the Fund incurred $70,139 for Trustees' fees.

      Accounting Fees. The Fund has an accounting agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly. For the year ended June 30, 2006, the Fund incurred $7,999 for accounting services.

FINANCIAL STATEMENT JUNE 30, 2006                                              7

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of BBH Trust and Shareholders of
BBH Money Market Fund

We have audited the accompanying statement of assets and liabilities of BBH Money Market Fund (a series of BBH Trust) (the "Fund") as of June 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Money Market Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 25, 2006

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2006 (unaudited)

EXAMPLE

As a shareholder of BBH Money Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             Expenses Paid
                             Beginning         Ending        During Period
                           Account Value   Account Value    January 1, 2006
                          January 1, 2006  June 30, 2006   to June 30, 2006(1)
                          ---------------  -------------   -----------------
Actual...................      $1,000         $1,021.00         $2.66
Hypothetical(2)..........      $1,000         $1,022.17         $2.66

----------
1 Expenses are equal to the Fund's annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2     Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT JUNE 30, 2006                                              9

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2006 (unaudited)
(expressed in U.S. dollars)

BREAKDOWN BY SECURITY TYPE

                                                                   Percent of
                                               U.S. $ Value        Net Assets
                                             ---------------    ---------------
Asset Backed Securities ..................   $    75,909,424                3.0%
Certificates of Deposit ..................       168,868,799                6.6
Commercial Paper .........................     1,206,815,562               46.9
Corporate Bonds ..........................       552,618,866               21.5
Municipal Bonds ..........................       192,985,000                7.5
U.S. Government Agency Obligation ........        99,995,310                3.9
Time Deposits ............................       266,000,000               10.3
Other Assets in Excess of Liabilities ....         8,007,309                0.3
                                             ---------------    ---------------
Net Assets ...............................   $ 2,571,200,270              100.0%
                                             ===============    ===============

All data as of June 30, 2006. The fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (expressed in U.S. dollars)

  Principal                                                                                Maturity      Interest
   Amount                                                                                    Date          Rate            Value
 -----------                                                                               --------      ---------     ------------
                   ASSET BACKED SECURITIES (3.0%)
$  6,444,733       AmeriCredit Automobile Receivables Trust 2006-1 ..................       03/06/07       4.780%     $    6,444,733
   4,791,325       Capital Auto Receivable Asset Trust 2003-11 ......................       04/16/07       5.289           4,792,440
  18,863,659       CIT Equipment Collateral Series 2006-VT1 .........................       03/20/07       4.990          18,834,408
   1,328,711       Ford Credit Auto Owner Trust 2006-A ..............................       11/15/06       4.725           1,328,711
  25,000,000       Household Automotive Trust 2006-1 ................................       06/18/07       5.276          24,987,376
     869,117       Hyundai Auto Receivables Trust 2006-A ............................       03/15/07       4.838             869,117
   7,141,020       Nissan Auto Receivables Owner Trust 2006-A .......................       02/15/07       4.663           7,141,020
   1,348,074       Triad Auto Receivables Owners Trust 2006-A .......................       02/12/07       4.574           1,348,074
     571,873       USAA Auto Owner Trust 2005-3 .....................................       11/09/06       4.170             571,668
   9,591,877       USAA Auto Owner Trust 2006-1 .....................................       03/15/07       4.755           9,591,877
                                                                                                                      --------------
                   Total Asset Backed Securities.....................................                                     75,909,424
                                                                                                                      --------------
                   CERTIFICATES OF DEPOSIT (6.6%)
   9,000,000       BNP Paribas ......................................................       10/25/06       4.760           8,983,605
  25,000,000       Citizens Bank ....................................................       07/10/06       5.150          25,000,000
  25,000,000       Deutsche Bank AG .................................................       07/25/06       4.065          24,999,903
  10,000,000       HBOS Treasury ....................................................       06/04/07       5.380           9,969,683
  25,000,000       M&I Marshall & Ilsley Bank .......................................       08/10/06       5.120          25,000,274
  25,000,000       Toronto Dominion .................................................       04/13/07       5.300          24,921,831
  25,000,000       Washington Mutual, Inc. ..........................................       08/08/06       5.100          25,000,000
  25,000,000       Washington Mutual, Inc. ..........................................       12/04/06       5.290          24,993,503
                                                                                                                      --------------
                   Total Certificates of Deposit.....................................                                    168,868,799
                                                                                                                      --------------
                    COMMERCIAL PAPER (46.9%)
  28,500,000       ANZ National .....................................................       08/07/06       5.290          28,345,047
  50,000,000       Bank of America Corp. ............................................       08/04/06       5.005          49,763,653
  50,000,000       Barclays US Funding ..............................................       08/15/06       5.055          49,684,062
  50,000,000       Bear Stearns & Co., Inc. .........................................       07/03/06       5.300          49,985,278
  50,000,000       Bear Stearns & Co., Inc. .........................................       10/24/06       4.883          50,000,000
  25,000,000       Beta Financial Group, Inc. .......................................       07/14/06       4.930          24,955,493



   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                             11

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006 (expressed in U.S. dollars)

  Principal                                                                                Maturity      Interest

   Amount                                                                                    Date          Rate            Value
 -----------                                                                               --------      ---------     ------------
                   COMMERCIAL PAPER (continued)
$ 25,000,000       Beta Financial Group, Inc. .......................................       08/31/06       5.110%       $ 24,783,535
  25,000,000       Blue Spice LLC ...................................................       08/08/06       5.040          24,867,000
  25,000,000       Blue Spice LLC ...................................................       08/21/06       5.250          24,814,062
 100,000,000       BMW U.S. Capital LLC .............................................       07/05/06       5.270          99,941,445
  50,000,000       CC USA, Inc. .....................................................       08/14/06       5.090          49,688,944
   3,000,000       CC USA, Inc. .....................................................       09/29/06       5.160           2,961,300
  25,000,000       Citigroup Holdings ...............................................       09/05/06       5.290          24,757,542
   7,250,000       City of Chicago, Illinois ........................................       08/01/06       5.100           7,218,160
  43,550,000       Columbia University ..............................................       08/10/06       5.100          43,303,217
  25,000,000       Credit Suisse ....................................................       08/16/06       5.260          24,831,972
  18,100,000       FPL Group Capital ................................................       07/06/06       5.350          18,086,551
  25,000,000       General Electric Capital Corp. ...................................       08/22/06       5.080          24,816,555
  25,000,000       General Electric .................................................       08/15/06       5.240          24,836,250
  40,000,000       HBOS Treasury ....................................................       07/14/06       4.935          39,928,717
  50,000,000       HSBC Americas, Inc. ..............................................       08/07/06       5.270          49,729,180
  25,000,000       ING US Fund ......................................................       08/08/06       5.230          24,861,986
  25,000,000       ING US Funding ...................................................       07/25/06       5.000          24,916,667
  25,000,000       Istituto Bancario ................................................       09/29/06       5.070          24,994,480
  50,000,000       Kittyhawk Funding Corp. ..........................................       08/04/06       5.230          49,753,028
  50,000,000       Koch Resources LLC ...............................................       07/05/06       5.050          49,971,944
  42,425,000       National Rural Utilities Cooperative Finance Corp. ...............       08/08/06       5.270          42,188,999
  25,000,000       Nationwide Building ..............................................       08/04/06       5.060          24,880,528
  14,538,000       Power Authority of State of New York .............................       07/06/06       5.020          14,527,864
  10,000,000       Rights of University of California ...............................       09/07/06       5.140           9,902,911
   4,000,000       Salvation Army ...................................................       07/28/06       5.400           4,000,000
   8,800,000       Societe Generale .................................................       08/04/06       5.280           8,756,117
  16,200,000       Societe Generale .................................................       08/15/06       5.240          16,093,890
  25,100,000       Southern Company Funding .........................................       07/14/06       5.280          25,052,143
  50,000,000       Three Rivers Funding Corp. .......................................       07/26/06       5.000          49,826,389
  50,000,000       UBS Finance ......................................................       07/27/06       5.005          49,819,264
  50,000,000       Variable Funding Capital Corp. ...................................       07/05/06       5.150          49,971,389
                                                                                                                      --------------
                   Total Commercial Paper............................................                                  1,206,815,562

                                                                                                                      --------------

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006 (expressed in U.S. dollars)

  Principal                                                                                Maturity      Interest
   Amount                                                                                    Date          Rate            Value
 -----------                                                                               --------      ---------     ------------
                   CORPORATE BONDS (21.5%)
$  2,000,000       Alabama Power Co.(1) .............................................       04/23/07       5.340%     $    2,003,750
  25,000,000       American Express Bank(1) .........................................       03/12/07       5.150          25,002,674
   8,380,000       American Express Bank(1) .........................................       11/22/06       5.324           8,381,909
   4,050,000       Bank One Corp.(1) ................................................       09/15/06       5.439           4,050,927
  25,000,000       Canadian Imperial Bank of Commerce(1).............................       04/27/07       5.170          25,018,082
  15,000,000       CIT Group, Inc.(1) ...............................................       08/31/06       5.377          15,002,751
   7,425,000       CIT Group, Inc.(1) ...............................................       09/22/06       5.837           7,431,817
  14,850,000       Citigroup Global Markets Holdings, Inc.(1) .......................       03/16/07       5.411          14,859,640
  25,000,000       Comerica Bank ....................................................       07/20/07       5.055          24,993,665
  25,000,000       Credit Suisse, New York(1) .......................................       09/26/06       5.430          25,000,048
   1,000,000       General Electric Capital Corp.(1) ................................       09/18/06       5.526           1,000,226
   2,000,000       Goldman Sachs Group, Inc.(1) .....................................       07/28/06       5.266           2,000,242
  25,000,000       Goldman Sachs Group, Inc.(1) .....................................       10/27/06       5.280          25,016,559
  23,000,000       Goldman Sachs Group, Inc.(1) .....................................       03/30/07       5.060          23,019,481
  25,000,000       International Business Machines Corp.(1) .........................       06/28/07       5.490          25,006,333
  31,831,000       JPMorgan Chase & Co. .............................................       08/15/06       5.625          31,889,154
   8,000,000       M&I Marshall & Ilsley Bank(1) ....................................       03/30/07       5.499           8,000,305
  15,000,000       Merrill Lynch & Co., Inc.(1) .....................................       02/27/07       5.345          15,013,821
   7,000,000       Merrill Lynch & Co., Inc.(1) .....................................       09/18/06       5.596           7,003,241
  25,000,000       Merrill Lynch & Co., Inc.(1) .....................................       05/14/07       5.149          25,000,000
  25,000,000       Morgan Stanley(1) ................................................       01/19/07       5.295          25,013,430
  25,000,000       National City Bank of Kentucky ...................................       02/08/07       5.150          25,003,848
  20,000,000       NGSP, Inc.(1) ....................................................       06/01/46       5.200          20,000,000
   5,000,000       PNC Bank NA(1) ...................................................       01/29/07       5.320           4,999,553
  17,000,000       PNC Funding Corp. ................................................       08/01/06       5.750          17,005,629
  25,245,000       Prudential Insurance Co. .........................................       07/23/06       6.375          25,279,794
   6,500,000       Royal Bank of Scotland, Plc.(1) ..................................       11/24/06       5.218           6,500,701
  35,000,000       SLM Corp.(1) .....................................................       09/15/06       5.529          35,013,920
   2,100,000       Suntrust Bank(1) .................................................       03/19/07       5.456           2,101,299
  47,000,000       US Bank NA(1) ....................................................       09/29/06       5.470          47,000,478
  10,000,000       US Trust Company, New York(1) ....................................       09/12/06       5.220          10,000,689
  20,000,000       Wells Fargo Bank(1) ..............................................       09/15/06       5.419          20,004,900
                                                                                                                      --------------
                   Total Corporate Bonds.............................................                                    552,618,866
                                                                                                                      --------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                             13

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006 (expressed in U.S. dollars)

  Principal                                                                                Maturity      Interest
   Amount                                                                                    Date          Rate            Value
 -----------                                                                               --------      ---------     ------------
                   MUNICIPAL BONDS (7.5%)
$ 15,000,000       Baltimore, Maryland, Project Revenue(1) ..........................       07/06/06       5.360%       $ 15,000,000
   4,000,000       Baltimore, Maryland(1) ...........................................       07/06/06       5.360           4,000,000
   4,000,000       Connecticut Housing Finance Authority(1) .........................       07/06/06       5.300           4,000,000
  19,600,000       Florida Housing Finance Corp.(1) .................................       07/06/06       5.360          19,600,000
  25,000,000       Florida Housing Finance Corp.(1) .................................       07/06/06       5.370          25,000,000
   2,000,000       Jacksonville, Florida, Economic Development Commission(1) ........       07/06/06       5.360           2,000,000
   2,400,000       Laguna Development Corp.(1) ......................................       07/06/06       5.380           2,400,000
  35,700,000       Los Angeles Department of Water & Power Revenue(1) ...............       07/06/06       5.310          35,700,000
   3,800,000       Massachusetts State Port Authority(1) ............................       07/05/06       5.430           3,800,000
   4,585,000       Massachusetts Housing Finance Agency(1) ..........................       07/06/06       5.380           4,585,000
  49,700,000       New York, New York(1) ............................................       07/05/06       5.360          49,700,000
  25,000,000       North Texas Higher Education Authority ...........................       07/05/06       5.360          25,000,000
   2,200,000       Texas State(1) ...................................................       07/05/06       5.350           2,200,000
                                                                                                                      --------------
                   Total Municipal Bonds.............................................                                    192,985,000
                                                                                                                      --------------
                   U.S. GOVERNMENT AGENCY OBLIGATION (3.9%)
 100,000,000       Federal Home Loan Bank(1) ........................................       08/02/06       5.039          99,995,310
                                                                                                                      --------------
                   TIME DEPOSITS (10.3%)
  66,000,000       BNP Paribas ......................................................       07/03/06       5.270          66,000,000
 100,000,000       Dresdner Bank ....................................................       07/03/06       5.280         100,000,000
  50,000,000       ING Bank .........................................................       07/03/06       5.290          50,000,000
  50,000,000       Societe Generale .................................................       07/03/06       5.280          50,000,000
                                                                                                                      --------------
                   Total Time Deposits...............................................                                    266,000,000
                                                                                                                      --------------

TOTAL INVESTMENTS AT AMORTIZED COST..................................................                       99.7%     $2,563,192,961
OTHER ASSETS IN EXCESS OF LIABILITIES................................................                        0.3           8,007,309
                                                                                                           -----      --------------
NET ASSETS...........................................................................                      100.0%     $2,571,200,270
                                                                                                           =====      ==============

----------
1 Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest rate payment date). The yield shown represents the June 30, 2006 coupon or interest rate.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (expressed in U.S. dollars)

ASSETS:
   Investments, at amortized cost ...........................     $2,563,192,961
   Cash .....................................................            245,796
   Interest receivable ......................................          8,673,769
                                                                  --------------
     Total Assets ...........................................      2,572,112,526
                                                                  --------------

LIABILITIES:
   Payables for:
     Investment advisory fees ...............................            440,150
     Custody and accounting fees ............................            265,344
     Administrative fees ....................................            154,052
     Professional fees ......................................             31,433
     Board of Trustees' fees ................................              9,278
   Accrued expenses and other liabilities ...................             11,999
                                                                  --------------
     Total Liabilities ......................................            912,256
                                                                  --------------
NET ASSETS ..................................................     $2,571,200,270
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                             15

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2006 (expressed in U.S. dollars)

NET INVESTMENT INCOME:
Income:
  Interest ....................................................    $112,121,402
                                                                   ------------
Expenses:
  Investment advisory fees ....................................       2,662,381
  Administrative fees .........................................         931,833
  Custody and accounting fees .................................         461,693
  Board of Trustees' fees .....................................          36,705
  Miscellaneous expenses ......................................         251,326
                                                                   ------------
    Total Expenses ............................................       4,343,938
    Expense offset arrangement ................................          (8,371)
                                                                   ------------
    Net Expenses ..............................................       4,335,567
                                                                   ------------
Net Investment Income .........................................    $107,785,835
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (expressed in U.S. dollars)

                                            For the years ended June 30,
                                              2006                2005
                                         ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income ........      $   107,785,835    $    62,265,463
                                         ---------------    ---------------
   Capital Transactions:
     Proceeds from contributions ..        4,531,857,516      7,990,156,859
     Value of withdrawals .........       (4,572,494,305)    (8,419,532,606)
                                         ---------------    ---------------
       Net decrease in net assets
         resulting from capital
         transactions .............          (40,636,789)      (429,375,747)
                                         ---------------    ---------------
       Total increase (decrease) in
         net assets ...............           67,149,046       (367,110,284)

NET ASSETS:
   Beginning of year ..............        2,504,051,224      2,871,161,508
                                         ---------------    ---------------
   End of year ....................      $ 2,571,200,270    $ 2,504,051,224
                                         ===============    ===============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                             17

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)

                                                                            For the years ended June 30,
                                                                   ------------------------------------------------
                                                                   2006       2005       2004       2003       2002
                                                                   ----       ----       ----       ----       ----
Total return .................................................     4.13%      2.17%      0.99%      1.44%      2.47%
Ratios/Supplemental data:
   Net assets, end of year (in millions) .....................   $2,571     $2,504     $2,871     $3,422     $2,874
   Expenses as a percentage of average net assets:
     Net expenses paid by Portfolio ..........................     0.16%      0.16%      0.16%      0.15%      0.16%
     Expense offset arrangement ..............................     0.00%(1)   0.00%(1)   0.00%(1)   0.00%(1)   0.00%(1)
                                                                 ------     ------     ------     ------     ------
       Total expenses ........................................     0.16%      0.16%      0.16%      0.15%      0.16%
                                                                 ======     ======     ======     ======     ======

   Ratio of net investment income to average net assets ......     4.05%      2.05%      0.95%      1.40%      2.39%

----------
1     Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (expressed in U.S. dollars)

1. Organization and Accounting Policies. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Investment Transactions and Income. Investment transactions are accounted for on a trade date basis. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

      C. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At June 30, 2006, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

      D. Repurchase Agreements. The Portfolio may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Portfolio buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Portfolio's return on the transaction or effectively the interest rate paid by the dealer to the Portfolio. This return is unrelated to the interest rate on the underlying security. The Portfolio will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Portfolio's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At June 30, 2006, the Portfolio had no open repurchase agreements.

FINANCIAL STATEMENT JUNE 30, 2006                                             19

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2006 (expressed in U.S. dollars)


      E. Accounting Development. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate of 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department ("SID") to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2006, the Portfolio incurred $2,662,381 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee from the Fund calculated daily and paid monthly at an annual rate of 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2006, the Portfolio incurred $931,833 for administrative services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the year ended June 30, 2006, the Portfolio incurred $36,705 for the Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over $1 billion. For the year ended June 30, 2006, the Portfolio incurred $461,693 for custody and accounting services. These fees were reduced by $8,371 as a result of an expense offset arrangement with the Portfolio's custodian. In the event that the Portfolio is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Portfolio to cover overdrafts. Pursuant to their agreement the Portfolio will be charged interest based on LIBOR on the day of the overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2006 was $32,002.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
BBH U.S. Money Market Portfolio

We have audited the accompanying statement of assets and liabilities of BBH U.S. Money Market Portfolio (the "Portfolio"), including the portfolio of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH U.S. Money Market Portfolio as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 25, 2006

FINANCIAL STATEMENT JUNE 30, 2006                                             21

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2006 (unaudited) (expressed in U.S. dollars)

EXAMPLE

As a shareholder of BBH Money Market Portfolio (the "Portfolio"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                             Beginning         Ending           During Period
                           Account Value    Account Value      January 1, 2006
                          January 1, 2006   June 30, 2006    to June 30, 2006(1)
                          ---------------   -------------    -------------------
Actual...................      $1,000          $1,022.80            $0.80
Hypothetical(2)..........      $1,000          $1,024.00            $0.80

----------
1 Expenses are equal to the Portfolio's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2     Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of the BBH U.S. Money Market Portfolio (the "Portfolio") and executive officers of the Portfolio is set forth below. Part B to the Registration Statement of the Portfolio includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s) During    Overseen by   Held by
and Address                    Trust/Portfolio      Served      Past 5 Years                      Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
Directors
Joseph V. Shields, Jr.         Chairman of the      Since 1990  Managing Director, Chairman       10            None
Birth Date: March 17, 1938     Board and Trustee                and Chief Executive Officer of
Shields & Company                                               Shields & Company (member of
140 Broadway                                                    New York Stock Exchange);
New York, NY 10005                                              Chairman of Capital Management
                                                                Associates, Inc. (registered
                                                                investment adviser); Director
                                                                of Flowers Foods, Inc. (New
                                                                York Stock Exchange listed
                                                                company).

David P. Feldman               Trustee              Since 1990  Director of Jeffrey Co. (1992     10            Director of
Birth Date: November 16, 1939                                   to present); Director of QMED                   Dreyfus Mutual
P.O. Box 864                                                    (1999 to present).                              Funds (59 Funds)
Carefree, AZ 85377

Arthur D. Miltenberger         Trustee              Since 1992  Retired; Trustee, R.K. Mellon     10            None
Birth Date: November 8, 1938                                    Family Trusts (1981-June
503 Darlington Road                                             2003); General Partner, Mellon
Ligonier, PA 15658                                              Family Investment Company IV,
                                                                V and VI (1983-2002); Director
                                                                of Aerostructures Corporation
                                                                (aircraft manufacturer)
                                                                (1996-July 2003).

Eugene P. Beard                Trustee              Since 1993  Chairman & CEO of Westport        10            Director of Old
Birth Date: March 17, 1935                                      Asset Funds, Inc.                               Westbury Funds (7)
River Park
800 Connecticut Avenue,
3 East
Norwalk, CT 06854

Alan G. Lowy                   Trustee              Since 1993  Private Investor.                 10            None
Birth Date: April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436

FINANCIAL STATEMENT JUNE 30, 2006                                             23

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s) During    Overseen by   Held by
and Address                    Trust/Portfolio      Served      Past 5 Years                      Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
Samuel F. Pryor, IV            Trustee              Since 2005  Private Investor.                 10            None
Birth Date: June 12, 1955
130 East 67th Street
New York, NY 10021


Officers

John A. Nielsen                President,           Since 2004  President and Principal           N/A           N/A
Birth Date: July 15, 1943      Principal Executive              Executive Officer of BBH
140 Broadway                   Officer                          Trust, BBH Prime Institutional
New York, NY 10005                                              Money Market Fund, Inc., BBH
                                                                Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio (since
                                                                January 2004); He joined Brown
                                                                Brothers Harriman & Co. ("BBH
                                                                & Co.") in 1968 and has been a
                                                                Partner of the firm since
                                                                1987.

Michael F. Hogan               Chief Compliance     Since 2004  Chief Compliance Officer to       N/A           N/A
Birth Date: January 26, 1963   Officer                          the BBH Trust, BBH Prime
50 Milk Street                                                  Institutional Money Market
Boston, MA 02109                                                Fund, Inc., BBH Fund, Inc. and
                                                                the BBH U.S. Money Market
                                                                Portfolio; Senior Vice
                                                                President of BBH & Co. since
                                                                September 1994; Joined BBH &
                                                                Co. in 1985.

Charles H. Schreiber           Treasurer,           Since 2006  Treasurer, Principal Financial    N/A           N/A
Birth Date: December 10, 1957  Principal Financial              Officer and Anti Money
140 Broadway                   Officer, Anti                    Laundering Officer of BBH
New York, NY 10005             Money Laundering                 Trust, BBH Prime Institutional
                               Officer                          Money Market Fund, Inc., BBH
                                                                Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio; Senior Vice
                                                                President of BBH & Co. since
                                                                September 2001; Joined BBH &
                                                                Co. in 1999.

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s) During    Overseen by   Held by
and Address                    Trust/Portfolio      Served      Past 5 Years                      Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
Gail C. Jones                  Secretary            Since 2002  Secretary of BBH Trust, BBH       N/A           N/A
Birth Date:                                                     Prime Institutional Money
October 26, 1953                                                Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                             Inc. and BBH U.S. Money Market
Pittsburgh, PA 15222-3779                                       Portfolio (since August 2002);
                                                                Counsel, ReedSmith, LLP (since
                                                                October 2002); Corporate
                                                                Counsel (January
                                                                1997-September 2002) and Vice
                                                                President (January
                                                                1999-September 2002) of
                                                                Federated Services Company.

Judith J. Mackin               Vice President       Since 2002  Vice President of BBH Trust,      N/A           N/A
Birth Date: May 30, 1960                                        BBH Prime Institutional Money
1001 Liberty Avenue                                             Market Fund, Inc., BBH Fund,
Pittsburgh, PA  15222-3779                                      Inc. and BBH U.S. Money Market

                                                                Portfolio (since August 2002);
                                                                Vice President (since November
                                                                1997) of Federated Services
                                                                Company.

Victor Siclari                 Assistant Secretary  Since 2002  Assistant Secretary of BBH        N/A           N/A
Birth Date: November 17, 1961                                   Trust, BBH Prime Institutional
1001 Liberty Avenue                                             Money Market Fund, Inc., BBH
Pittsburgh, PA                                                  Fund, Inc. and BBH U.S. Money
15222-3779                                                      Market Portfolio (since August
                                                                2002); Partner, ReedSmith, LLP
                                                                (since October 2002); Vice
                                                                President (March
                                                                1996-September 2002) and

                                                                Senior Corporate Counsel (July
                                                                1998-September 2002) of
                                                                Federated Investors, Inc.

Nancy D. Osborn                Assistant            Since 2002  Assistant Secretary of BBH        N/A           N/A
Birth Date: May 4, 1966        Secretary,                       Trust, BBH Prime Institutional
140 Broadway                   Assistant Treasurer              Money Market Fund, Inc., BBH
New York, NY 10005                                              Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio (since August
                                                                2002); Assistant Vice
                                                                President of BBH & Co. since
                                                                2003. Joined BBH & Co. in
                                                                1996.

FINANCIAL STATEMENT JUNE 30, 2006                                             25

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s) During    Overseen by   Held by
and Address                    Trust/Portfolio      Served      Past 5 Years                      Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
John C. Smith                  Assistant Treasurer  Since 2002  Assistant Treasurer of BBH        N/A           N/A
Birth Date: August 2, 1965                                      Trust, BBH Prime Institutional
50 Milk Street                                                  Money Market Fund, Inc., BBH
Boston, MA 02109                                                Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio (since August
                                                                2002); Vice President (since
                                                                September 2004), Assistant
                                                                Vice President (since
                                                                September 2001), Associate
                                                                (September 2000-August 2001)
                                                                and Senior Analyst (June
                                                                1999-August 2000) of BBH & Co.

----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH Trust has four series, and BBH Fund, Inc. has four series each are counted as one "fund" for the purposes of this table.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005 (800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The BBH U.S. Money Market Portfolio files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

                                    BROWN    [LOGO]
                                    BROTHERS
                                    HARRIMAN`

                                  Annual Report

                                  JUNE 30, 2006

                          BBH U.S. TREASURY MONEY FUND

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2006 (unaudited)

BREAKDOWN BY SECURITY TYPE
                                                                  Percent of
                                             U.S. $ Value         Net Assets
                                             ------------         ----------
U.S. Treasury Bills ......................   $111,697,045           100.3%
Liabilities in Excess of Other Assets ....       (343,069)           (0.3)
                                             ------------           -----
Net Assets ...............................   $111,353,976           100.0%
                                             ============           =====

All data as of June 30, 2006. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006

  Principal
   Amount                                                              Value
------------                                                       -------------
             U.S. TREASURY BILLS (a) (100.3%)
$ 7,440,000  due 08/10/06, 4.75%.................................  $  7,400,733
 10,635,000  due 08/17/06, 4.668%................................    10,570,193
 94,398,000  due 08/24/06, 4.745%................................    93,726,119
                                                                   ------------
             Total U.S. Treasury Bills...........................   111,697,045
                                                                   ------------

TOTAL INVESTMENTS, AT AMORTIZED COST...............      100.3%    $111,697,045
LIABILITIES IN EXCESS OF OTHER ASSETS..............       (0.3)        (343,069)
                                                         -----     ------------
NET ASSETS.........................................      100.0%    $111,353,976

                                                         =====     ============

----------
(a)   Rates shown are yields to maturity at time of purchase.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                              3

BBH U.S.  TREASURY
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006

ASSETS:

  Investments, at amortized cost ............................     $  111,697,045
  Other asset ...............................................             14,585
                                                                  --------------
  Total Assets ..............................................        111,711,630
                                                                  --------------
LIABILITIES:

   Due to bank ..............................................            178,092
   Payables for:
     Shareholder servicing fees .............................             41,547
     Investment advisory fees ...............................             27,697
     Custody and accounting fees ............................             27,442
     Professional fees ......................................             22,406
     Administrative fees ....................................             19,131
     Dividends declared .....................................             11,610

     Board of Trustees' fees ................................              1,000
   Accrued expenses and other liabilities ...................             28,729
                                                                  --------------
     Total Liabilities ......................................            357,654
                                                                  --------------
NET ASSETS, for 111,354,109 fund shares outstanding .........     $  111,353,976

Net Assets Consist of:
   Par value ................................................     $    1,113,541
   Paid-in capital in excess of par .........................        110,240,435
                                                                  --------------
Net Assets ..................................................     $  111,353,976
                                                                  ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE ................              $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
STATEMENT OF OPERATIONS
For the year ended June 30, 2006


NET INVESTMENT INCOME:
  Income:
    Interest .................................................... $  4,355,767
                                                                  ------------
  Expenses:
    Shareholder servicing fees ..................................      255,080
    Investment advisory fees ....................................      170,053
    Administrative fees .........................................      113,369
    Custody and accounting fees .................................       40,481
    Professional fees ...........................................       21,444
    Board of Trustees' fees .....................................        8,401
    Miscellaneous expenses ......................................       65,087
                                                                  ------------
      Total Expenses ............................................      673,915
      Expense offset arrangement ................................       (1,276)
                                                                  ------------
      Net Expenses ..............................................      672,639
                                                                  ------------
  Net Investment Income .......................................   $  3,683,128
                                                                  ============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                              5

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                              For the years ended June 30,
                                             ------------------------------
                                                 2006              2005
                                             -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income ...............   $   3,683,128    $   1,886,545
   Dividends declared from net
     investment income ...................      (3,683,261)      (1,888,956)
                                             -------------    -------------
     Net decrease in net assets
       from operations ...................            (133)          (2,411)
                                             -------------    -------------
   From Fund Share (Principal)
     Transactions at Net Asset Value
     of $1.00 per share:
       Fund shares sold ..................     241,663,076      425,789,851
       Fund shares issued in reinvestment
         of dividends ....................       1,530,055          676,711
       Fund shares repurchased ...........    (272,459,489)    (403,015,510)
                                             -------------    -------------
         Net increase (decrease) in net
           assets resulting from fund
           share transactions ............     (29,266,358)      23,451,052
                                             -------------    -------------
         Total increase (decrease) in
           net assets ....................     (29,266,491)      23,448,641
NET ASSETS:
   Beginning of year .....................     140,620,467      117,171,826
                                             -------------    -------------
   End of Year ...........................   $ 111,353,976    $ 140,620,467
                                             =============    =============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                                            For the years ended June 30,
                                                                  ------------------------------------------------
                                                                  2006       2005        2004      2003       2002
                                                                  ----       ----        ----      ----       ----
Net asset value, beginning of year ...........................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
Income from investment operations:
  Net investment income ......................................     0.03       0.01      0.001(1)    0.01       0.02
Dividends to shareholders from net
  investment income ..........................................    (0.03)     (0.01)     (0.00)(1)  (0.01)     (0.02)
                                                                 ------     ------     ------     ------     ------
Net asset value, end of year .................................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                 ======     ======     ======     ======     ======
Total return .................................................     3.35%      1.41%      0.40%      0.91%      1.95%
Ratios/Supplemental data:
  Net assets, end of year
    (in millions) ............................................   $  111     $  141     $  117     $  137     $  188
Ratio of expenses to average net assets
  Net expenses paid by Fund ..................................     0.59%      0.56%      0.59%      0.57%      0.56%
  Expense offset arrangement .................................     0.00%(2)   0.01%      0.00%(2)   0.00%(2)   0.00%(2)
                                                                 ------     ------     ------     ------     ------
    Total expenses ...........................................     0.59%      0.57%      0.59%      0.57%      0.56%
                                                                 ======     ======     ======     ======     ======
  Ratio of net investment income to
    average net assets .......................................     3.25%      1.49%      0.39%      0.92%      1.91%

----------
(1)   Less than $0.01 per share.

(2)   Less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                              7

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2006

1.    Organization and Significant Accounting Policies. BBH U.S. Treasury Money

      Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At June 30, 2006, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Investment Transactions and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At June 30, 2006, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      E. Accounting Development. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2006

2. TRANSACTIONS WITH AFFILIATES.

   Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department ("SID") to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2006, the Fund incurred $170,053 for advisory services.

   Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2006, the Fund incurred $113,369 for administrative services.

   Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.225% of the Fund's average daily net assets. For the year ended June 30, 2006, the Fund incurred $255,080 for shareholder servicing services.

   Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2006, the Fund incurred $8,401 for Trustees' fees.

   Custody and Accounting Fees. BBH acts as a custodian and receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over $1 billion. For the year ended June 30, 2006, the Fund incurred $40,481 for custody and accounting services. These fees were reduced by $1,276 as a result of an expense offset arrangement with the Fund's custodian. The Fund was overdrawn $178,092 on June 30, 2006. Under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2006 was $10,668.


FINANCIAL STATEMENT JUNE 30, 2006                                              9

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES OF BBH TRUST AND SHAREHOLDERS OF
BBH U.S. TREASURY MONEY FUND

We have audited the accompanying statement of assets and liabilities of BBH U.S. Treasury Money Fund (a series of BBH Trust) (the "Fund"), including the portfolio of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH U.S. Treasury Money Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

BOSTON, MASSACHUSETTS
AUGUST 25, 2006

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2006 (unaudited)

EXAMPLE

As a shareholder of BBH U.S. Treasury Money Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                 Expenses Paid
                                Beginning         Ending         During Period
                        Account Value    Account Value  January 1, 2006 to
                             January 1, 2006   June 30, 2006   June 30, 2006(1)

                             ---------------   -------------  ------------------
Actua.....................       $1,000          $1,019.00           $2.95
Hypothetical(2)...........       $1,000          $1,021.87           $2.96


(1) Expenses are equal to the Fund's annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT JUNE 30, 2006                                             11

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of the BBH Trust (the "Trust") and executive officers of the Trust is set forth below. Part B to the Registration Statement of the BBH U.S. Treasury Money Fund includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                                  Number of
                                                    Term of                                       Funds/

                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s)           Overseen by   Held by
and Address                    Trust/Portfolio      Served      During Past 5 Years               Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
Directors

Joseph V. Shields, Jr.         Chairman of          Since 1990  Managing Director, Chairman          10         None
Birth Date:                    the Board and                    and Chief Executive Officer of
March 17, 1938                 Trustee                          Shields & Company (member of
Shields & Company                                               New York Stock Exchange);
140 Broadway                                                    Chairman of Capital Management
New York, NY 10005                                              Associates, Inc. (registered
                                                                investment adviser);  Director
                                                                of Flowers Foods, Inc.
                                                                (New York Stock Exchange
                                                                listed company).


David P. Feldman               Trustee              Since 1990  Director of Jeffrey Co. (1992        10         Director of
Birth Date:                                                     to  present); Director of QMED                  Dreyfus Mutual
November 16, 1939                                               (1999 to present).                              Funds (59 Funds)
P.O. Box 864
Carefree, AZ 85377

Arthur D. Miltenberger         Trustee              Since 1992  Retired;  Trustee,  R.K.             10         None
Birth Date:                                                     Mellon Family Trusts (1981-
November 8, 1938                                                June 2003); General Partner,
503 Darlington Road                                             Mellon  Family  Investment
Ligonier, PA 15658                                              Company IV, V and VI (1983-
                                                                2002); Director of
                                                                Aerostructures Corporation
                                                                (aircraft manufacturer)
                                                                (1996-July 2003).

Eugene P. Beard                Trustee              Since 1993  Chairman & CEO of Westport           10         Director of Old
Birth Date:                                                     Asset Funds, Inc.                               Westbury Funds (7)
March 17, 1935

River Park
800 Connecticut
Avenue, 3 East
Norwalk, CT 06854

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s)           Overseen by   Held by
and Address                    Trust/Portfolio      Served      During Past 5 Years               Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
Alan G. Lowy                   Trustee              Since 1993  Private Investor.                    10         None
Birth Date:
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Samuel F. Pryor, IV            Trustee              Since 2005  Private Investor.                    10         None
Birth Date:
June 12, 1955
130 East 67th Street
New York, NY 10021

Officers

John A. Nielsen                President, Principal Since 2004  President and Principal              N/A        N/A
Birth Date:                    Executive Officer                Executive Officer of BBH Trust,
July 15, 1943                                                   BBH Prime Institutional Money
140 Broadway                                                    Market Fund, Inc., BBH Fund,
New York, NY 10005                                              Inc. and BBH U.S. Money Market
                                                                Portfolio (since January 2004);
                                                                He joined Brown Brothers
                                                                Harriman & Co. ("BBH & Co.")
                                                                in 1968 and has been a Partner
                                                                of the firm since 1987.

Michael F. Hogan               Chief                Since 2004  Chief Compliance Officer to          N/A        N/A
Birth Date:                    Compliance                       the BBH Trust, BBH Prime
January 26, 1963               Officer                          Institutional Money Market
50 Milk Street                                                  Fund, Inc., BBH Fund, Inc. and
Boston, MA  02109                                               the BBH U.S. Money Market
                                                                Portfolio; Senior Vice
                                                                President of BBH & Co. since
                                                                September 1994; Joined BBH &
                                                                Co. in 1985.

Charles H. Schreiber           Treasurer, Principal Since 2006  Treasurer, Principal Financial       N/A        N/A
Birth Date:                    Financial Officer,               Officer and Anti Money
December 10, 1957              Anti Money                       Laundering Officer of BBH
140 Broadway                   Laundering Officer               Trust, BBH Prime Institutional
New York, NY 10005                                              Money Market Fund, Inc., BBH
                                                                Fund, Inc. and BBH U.S. Money
                                                                Market Portfolio; Senior Vice
                                                                President of BBH & Co. since
                                                                September 2001; Joined BBH &
                                                                Co. in 1999.


FINANCIAL STATEMENT JUNE 30, 2006                                             13

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s)           Overseen by   Held by
and Address                    Trust/Portfolio      Served      During Past 5 Years               Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
Gail C. Jones                  Secretary            Since 2002  Secretary of  BBH Trust, BBH         N/A        N/A
Birth Date:                                                     Prime Institutional Money
October 26, 1953                                                Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                             Inc. and BBH U.S. Money
Pittsburgh, PA                                                  Market Portfolio (since August
15222-3779                                                      2002); Counsel, ReedSmith, LLP
                                                                (since October 2002);
                                                                Corporate Counsel (January
                                                                1997-September 2002) and Vice
                                                                President (January 1999-September
                                                                2002) of Federated Services
                                                                Company.

Judith J. Mackin               Vice President       Since 2002  Vice President of BBH Trust,         N/A        N/A
Birth Date:                                                     BBH Prime Institutional Money
May 30, 1960                                                    Market Fund, Inc., BBH Fund,
1001 Liberty Avenue                                             Inc. and BBH U.S. Money Market
Pittsburgh, PA                                                  Portfolio (since August 2002);
15222-3779                                                      Vice President (since November
                                                                1997) of Federated Services
                                                                Company.

Victor Siclari                 Assistant Secretary  Since 2002  Assistant Secretary of BBH           N/A        N/A
Birth Date:                                                     Trust, BBH Prime Institutional
November 17, 1961                                               Money Market Fund, Inc., BBH
1001 Liberty Avenue                                             Fund, Inc. and BBH U.S. Money
Pittsburgh, PA                                                  Market Portfolio (since August
15222-3779                                                      2002); Partner, ReedSmith, LLP
                                                                (since October 2002); Vice
                                                                President (March 1996-September
                                                                2002) and Senior Corporate
                                                                Counsel (July 1998-September
                                                                2002) of Federated Investors,
                                                                Inc.

Nancy D. Osborn                Assistant Secretary, Since 2002  Assistant Secretary of BBH           N/A        N/A
Birth Date:                    Assistant Treasurer              Trust, BBH Prime Institutional
May 4, 1966                                                     Money Market Fund, Inc., BBH
140 Broadway                                                    Fund, Inc. and BBH U.S. Money
New York, NY 10005                                              Market Portfolio (since August
                                                                2002); Assistant Vice President
                                                                of BBH & Co. since 2003. Joined
                                                                BBH & Co. in 1996.

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s)           Overseen by   Held by
and Address                    Trust/Portfolio      Served      During Past 5 Years               Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
John C. Smith                  Assistant Treasurer  Since 2002  Assistant Treasurer of BBH Trust,    N/A        N/A
Birth Date:                                                     BBH Prime Institutional Money
August 2, 1965                                                  Market Fund, Inc., BBH Fund, Inc.
50 Milk Street                                                  and BBH U.S. Money Market
Boston, MA 02109                                                Portfolio (since August 2002);
                                                                Vice President (since September
                                                                2004), Assistant Vice President
                                                                (since September 2001), Associate
                                                                (September 2000-August 2001) and
                                                                Senior Analyst (June 1999-August
                                                                2000) of BBH & Co.

----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH Trust has four series, and BBH Fund, Inc. has four series each are counted as one "fund" for the purposes of this table.


FINANCIAL STATEMENT JUNE 30, 2006                                             15

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN    [LOGO]
                                    BROTHERS
                                    HARRIMAN`

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                 Annual Report
                                 JUNE 30, 2006

               BBH Tax Free Short/Intermediate Fixed Income Fund

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (unaudited)

During the fiscal year ended June 30, 2006, U.S. economic activity continued at a robust pace. The Fund's investment adviser ("Adviser") remained cautious throughout the year, expecting the Federal Reserve to continue raising the overnight Federal Funds rate beyond levels implied in the market. To protect against the price erosion caused by higher interest rates, the Fund's Adviser maintained the weighted average maturity of the Fund in the short to neutral category, targeting a duration range of 2.50 to 2.85 years. The Adviser maintained a highly diversified portfolio that was able to generate 15 bps of excess return net of fees vs. the Lehman Brothers 3-Year Municipal Index ("LB 3 Yr Muni")(1).

Short municipal yields rose and the yield curve flattened as the Federal Reserve raised the overnight Fund's rate 200 bps from 3.25% to 5.25%. Over the past year, shorter-duration Municipals have outperformed longer-duration tax exempt maturities. For example, the Lehman 1-year Municipal outperformed the Lehman 3-Year Index by 55 bps over the past year.

The Fund portfolio's holdings maintained a high credit quality average since credit spreads have tightened considerably over the past 12 months. Furthermore, the flat yield curve environment did not offer attractive compensation to extend the portfolio's average maturity. The Adviser added lower rated single-A credits over the past year in an effort to enhance the Fund's yield.

----------
(1) The LB 3Yr Muni Index is a broad-based market index. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.


   The accompanying notes are an integral part of these financial statement.
2

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)(unaudited)

Growth of $10,000 invested in BBH Tax Free Short/Intermediate Fixed Income Fund

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from July 23, 1992 to June 30, 2006 as compared to the Lehman Brothers 3-Year Municipal Index ("LB 3 Yr Muni").

[The following information was depicted as a line chart in the printed material]

           Date                       BBTFX                   LB 3Yr Muni
           ----                       -----                   -----------
        7/23/1992                   10,000.00
        7/31/1992                   10,060.00                  10,000.00
        8/31/1992                   10,043.46                   9,955.00
        9/30/1992                   10,141.83                  10,036.63
       10/31/1992                   10,075.12                   9,997.49
       11/30/1992                   10,191.51                  10,067.47
       12/31/1992                   10,243.02                  10,127.88
        1/31/1993                   10,341.42                  10,203.83
        2/28/1993                   10,501.10                  10,364.03
        3/31/1993                   10,461.92                  10,332.94
        4/30/1993                   10,523.05                  10,392.87
        5/31/1993                   10,540.27                  10,420.93
        6/30/1993                   10,615.36                  10,487.63
        7/31/1993                   10,593.53                  10,492.87
        8/31/1993                   10,696.56                  10,590.46
        9/30/1993                   10,737.01                  10,637.05
       10/31/1993                   10,764.28                  10,659.39
       11/30/1993                   10,744.12                  10,645.53
       12/31/1993                   10,848.77                  10,757.42
        1/31/1994                   10,907.74                  10,844.55
        2/28/1994                   10,812.76                  10,743.70
        3/31/1994                   10,746.26                  10,613.70
        4/30/1994                   10,743.51                  10,676.32
        5/31/1994                   10,774.34                  10,726.50
        6/30/1994                   10,784.10                  10,729.72
        7/31/1994                   10,866.67                  10,818.78
        8/31/1994                   10,910.75                  10,857.72
        9/30/1994                   10,878.91                  10,830.58
       10/31/1994                   10,868.41                  10,804.59
       11/30/1994                   10,826.66                  10,785.14
       12/31/1994                   10,881.06                  10,831.51
        1/31/1995                   10,947.92                  10,921.41
        2/28/1995                   11,082.11                  11,037.07
        3/31/1995                   11,149.67                  11,136.52
        4/30/1995                   11,182.54                  11,174.38
        5/31/1995                   11,330.43                  11,345.35
        6/30/1995                   11,363.24                  11,372.58
        7/31/1995                   11,439.51                  11,493.13
        8/31/1995                   11,484.25                  11,582.77
        9/30/1995                   11,496.41                  11,615.20
       10/31/1995                   11,542.66                  11,670.96
       11/30/1995                   11,611.60                  11,745.65
       12/31/1995                   11,656.02                  11,794.98
        1/31/1996                   11,734.20                  11,886.98
        2/29/1996                   11,736.12                  11,889.36
        3/31/1996                   11,691.65                  11,860.83
        4/30/1996                   11,717.50                  11,875.06
        5/31/1996                   11,729.92                  11,885.75
        6/30/1996                   11,765.92                  11,957.06
        7/31/1996                   11,838.31                  12,022.83
        8/31/1996                   11,849.83                  12,040.86
        9/30/1996                   11,920.76                  12,114.31
       10/31/1996                   11,978.21                  12,199.11
       11/30/1996                   12,070.78                  12,312.56
       12/31/1996                   12,073.88                  12,318.72
        1/31/1997                   12,117.38                  12,372.92
        2/28/1997                   12,165.53                  12,433.55
        3/31/1997                   12,107.82                  12,368.89
        4/30/1997                   12,132.65                  12,422.08
        5/31/1997                   12,227.68                  12,522.70
        6/30/1997                   12,277.40                  12,596.58
        7/31/1997                   12,371.82                  12,746.48
        8/31/1997                   12,370.11                  12,720.99
        9/30/1997                   12,433.05                  12,812.58
       10/31/1997                   12,469.19                  12,868.96
       11/30/1997                   12,493.00                  12,906.27
       12/31/1997                   12,554.47                  12,994.04
        1/31/1998                   12,625.98                  13,079.28
        2/28/1998                   12,648.95                  13,106.75
        3/31/1998                   12,664.33                  13,128.11
        4/30/1998                   12,641.07                  13,109.86
        5/31/1998                   12,737.99                  13,231.65
        6/30/1998                   12,799.28                  13,276.11
        7/31/1998                   12,823.89                  13,324.17
        8/31/1998                   12,934.38                  13,453.15
        9/30/1998                   12,996.89                  13,538.57
       10/31/1998                   13,045.26                  13,604.24
       11/30/1998                   13,069.42                  13,637.16
       12/31/1998                   13,118.77                  13,670.30
        1/31/1999                   13,204.03                  13,794.29
        2/28/1999                   13,193.06                  13,809.60
        3/31/1999                   13,191.28                  13,821.48
        4/30/1999                   13,230.68                  13,863.63
        5/31/1999                   13,201.23                  13,844.22
        6/30/1999                   13,111.33                  13,761.02
        7/31/1999                   13,173.67                  13,829.00
        8/31/1999                   13,171.57                  13,846.15
        9/30/1999                   13,207.98                  13,898.07
       10/31/1999                   13,204.53                  13,899.74
       11/30/1999                   13,241.89                  13,960.76
       12/31/1999                   13,227.24                  13,938.70
        1/31/2000                   13,238.32                  13,963.65
        2/29/2000                   13,277.86                  14,007.49
        3/31/2000                   13,329.62                  14,078.93
        4/30/2000                   13,323.72                  14,081.04
        5/31/2000                   13,337.12                  14,094.98
        6/30/2000                   13,489.42                  14,273.85
        7/31/2000                   13,583.90                  14,389.04
        8/31/2000                   13,662.45                  14,498.83
        9/30/2000                   13,660.06                  14,502.45
       10/31/2000                   13,725.30                  14,584.10
       11/30/2000                   13,763.51                  14,643.02
       12/31/2000                   13,909.73                  14,806.88
        1/31/2001                   14,082.70                  15,031.05
        2/28/2001                   14,118.43                  15,089.07
        3/31/2001                   14,214.10                  15,195.30
        4/30/2001                   14,187.32                  15,173.11
        5/31/2001                   14,309.27                  15,311.80
        6/30/2001                   14,348.82                  15,380.39
        7/31/2001                   14,444.33                  15,505.28
        8/31/2001                   14,566.68                  15,666.38
        9/30/2001                   14,647.46                  15,744.71
       10/31/2001                   14,715.56                  15,846.58
       11/30/2001                   14,669.04                  15,797.30
       12/31/2001                   14,677.04                  15,781.82
        1/31/2002                   14,824.00                  15,982.72
        2/28/2002                   14,910.56                  16,102.11
        3/31/2002                   14,679.30                  15,861.87
        4/30/2002                   14,894.69                  16,095.67
        5/31/2002                   14,970.14                  16,188.54
        6/30/2002                   15,085.41                  16,328.41
         07/31/02                   15,187.99                  16,455.77
         08/31/02                   15,273.04                  16,561.09
         09/30/02                   15,360.10                  16,691.92
         10/31/02                   15,292.52                  16,600.12
         11/30/02                   15,309.34                  16,605.10
         12/31/02                   15,503.77                  16,844.21
         01/31/03                   15,519.27                  16,898.11
         02/28/03                   15,618.59                  17,006.26
         03/31/03                   15,563.93                  16,985.85
         04/30/03                   15,609.06                  17,031.71
         05/31/03                   15,710.52                  17,162.86
         06/30/03                   15,694.81                  17,135.40
         07/31/03                   15,562.98                  16,981.18
         08/31/03                   15,619.00                  17,067.78
         09/30/03                   15,775.19                  17,323.80
         10/31/03                   15,713.67                  17,242.38
         11/30/03                   15,723.10                  17,259.62
         12/31/03                   15,746.68                  17,295.86
         01/31/04                   15,770.30                  17,356.40
         02/29/04                   15,894.89                  17,503.93
         03/31/04                   15,845.61                  17,456.67
         04/30/04                   15,647.54                  17,280.36
         05/31/04                   15,567.74                  17,211.23
         06/30/04                   15,575.52                  17,242.21
         07/31/04                   15,672.09                  17,368.08
         08/31/04                   15,797.47                  17,552.18
         09/30/04                   15,803.79                  17,571.49
         10/31/04                   15,825.91                  17,620.69
         11/30/04                   15,757.86                  17,536.11
       12/31/2004                   15,787.80                  17,604.50
        1/31/2005                   15,779.91                  17,579.86
        2/28/2005                   15,756.24                  17,516.57
        3/31/2005                   15,718.42                  17,458.77
        4/30/2005                   15,754.58                  17,547.81
        5/31/2005                   15,778.21                  17,581.15
        6/30/2005                   15,847.63                  17,672.57
	7/31/2005	 	    15,811.18 	               17,630.15
	8/31/2005	            15,849.13 	               17,688.33
  	9/30/2005	            15,842.79 	               17,697.18
	10/31/2005	            15,807.93 	               17,670.63
	11/30/2005	            15,803.19  	               17,686.54
	12/31/2005	            15,860.08          	       17,748.44
	1/31/2006	            15,888.63 	               17,787.48
	2/28/2006	            15,883.87                  17,801.71
	3/31/2006	            15,852.10 	               17,769.67
	4/30/2006	            15,864.78 	               17,799.88
	5/31/2006	            15,909.20                  17,862.18
	6/30/2006	            15,875.79 	               17,830.03



Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, contact the Fund at 1-800-625-5759. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

----------
(1) The Fund's performance assumes the reinvestment of the dividends and distributions. The LB 3 Yr Muni reflects reinvestment of interest on securities in the index. The LB 3 Yr Muni is not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2006 (unaudited)

BREAKDOWN BY BOND TYPE
                                                                      Percent of
                                                    U.S. $ Value      Net Assets
                                                    ------------      ----------
Certificate of Participation ....................    $ 1,064,505          1.9%
Education .......................................      5,675,220         10.0
General Obligations .............................     22,756,454         40.0
Health Care .....................................      2,113,061          3.7
Housing .........................................      1,018,940          1.8
Industrial ......................................      3,550,710          6.2
Miscellaneous ...................................      7,256,184         12.7
Pre-Refunded ....................................      2,170,752          3.8
Sales Tax .......................................      1,135,376          2.0
Transportation ..................................      4,494,306          7.9
Utilities .......................................      3,627,265          6.4
Water/Sewer .....................................      1,349,586          2.4
Other Assets in Excess of Liabilities ...........        686,822          1.2
                                                     -----------        -----
Net Assets ......................................    $56,899,181        100.0%
                                                     ===========        =====


TOP FIVE HOLDINGS BY STATE
                                                                      Percent of
                                                    U.S. $ Value      Net Assets
                                                    ------------      ----------
Pennsylvania ....................................    $ 4,153,990          7.3%
New Jersey ......................................      4,117,324          7.2
New York ........................................      3,670,070          6.5
Colorado ........................................      3,275,974          5.8
Massachusetts ...................................      3,208,026          5.6
Other States ....................................     37,786,975         66.4
Other Assets in Excess of Liabilities ...........        686,822          1.2
                                                     -----------        -----
Net Assets ......................................    $56,899,181        100.0%
                                                     ===========        =====

All data as of June 30, 2006. The Fund's breakdown by bond type and top five holdings by state are expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.
4

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006

 Principal                                            Maturity   Interest
  Amount                                                Date       Rate         Value
 ---------                                            --------   --------    ----------
             MUNICIPAL BONDS (98.8%)
             CERTIFICATE OF PARTICIPATION (1.9%)

$1,060,000   Platte County, Missouri ..............   03/01/08     4.000%    $1,064,505
                                                                             ----------
             EDUCATION (10.0%)
 1,000,000   Arizona State University .............   07/01/08     5.000      1,021,970
 1,500,000   Florida State Board of Education
             Lottery Revenue ......................   07/01/09     5.250      1,557,840
 1,000,000   Greenville County, South Carolina,

             School District ......................   12/01/07     5.000      1,013,740
 1,000,000   Pennsylvania State Higher Educational
             Facilities Authority .................   09/01/10     5.250      1,049,290
 1,000,000   Virginia State Public School Authority   08/01/09     5.000      1,032,380
                                                                             ----------
             Total Education ......................                           5,675,220
                                                                             ----------
             GENERAL OBLIGATIONS (40.0%)
 1,000,000   Branson, Missouri, School District ...   03/01/08     4.000      1,004,570
   200,000   California State .....................   02/01/08     5.000        203,496
 1,000,000   California State .....................   02/01/09     6.000      1,049,340
 1,000,000   California State .....................   03/01/09     5.000      1,027,160
   570,000   Connecticut State ....................   05/01/09     5.000        586,558
 1,090,000   District of Columbia .................   06/01/09     5.500      1,136,772
 1,000,000   Illinois State .......................   04/01/10     5.500      1,054,350
   500,000   Illinois State .......................   06/01/10     5.000        518,250
   820,000   Las Vegas-Clark County, Nevada,
               Library District ...................   06/01/07     2.750        808,430
   580,000   Las Vegas-Clark County, Nevada,
               Library District ...................   06/01/08     3.000        567,014
 1,000,000   Massachusetts State ..................   02/01/09     5.500      1,040,960
 1,000,000   Massachusetts State ..................   09/01/09     5.000      1,031,690
 1,000,000   Mississippi State ....................   07/01/08     5.500      1,030,090
 1,360,000   Mississippi State ....................   11/01/08     5.000      1,392,191
 1,500,000   New Jersey State .....................   07/15/09     5.000      1,548,360
 1,000,000   New York, New York ...................   08/01/08     5.250      1,025,960
 1,500,000   North Carolina State .................   04/01/09     5.000      1,546,275
   505,000   Ocean Township, New Jersey,
               Board of Education .................   03/01/08     4.250        508,424


   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006

 Principal                                            Maturity   Interest
  Amount                                                Date       Rate        Value
 ---------                                            --------   --------   ----------
             MUNICIPAL BONDS (continued)
             GENERAL OBLIGATIONS (continued)
$1,000,000   Pennsylvania State ...................   01/01/10     5.250%   $ 1,044,260
 1,000,000   Pennsylvania State ...................   02/01/10     5.250      1,045,230
 1,000,000   San Antonio, Texas ...................   02/01/09     4.500      1,014,260
 1,065,000   Southington, Connnecticut ............   09/15/08     2.500      1,021,899
 1,000,000   Tulsa, Oklahoma ......................   06/01/09     5.000      1,029,600
   500,000   Utah State ...........................   07/01/09     5.375        521,315
                                                                            -----------
             Total General Obligations ............                          22,756,454
                                                                            -----------
             HEALTH CARE (3.7%)
   250,000   California Health Facilities Financing
               Authority Revenue ..................   11/15/08     5.000        256,013
   525,000   Chemung County, New York, Industrial
               Development Agency .................   11/01/06     4.000        524,827
   500,000   Harris County, Texas, Health
               Facilities Development Authority ...   12/01/07     5.000        506,465
   250,000   Henderson, Nevada, Health Care
               Facility Revenue ...................   07/01/08     5.000        254,678
   575,000   New York State Dormitory Authority ...   02/15/07     3.000        571,078
                                                                            -----------
             Total Health Care ....................                           2,113,061
                                                                            -----------
             HOUSING (1.8%)
 1,000,000   Puerto Rico Housing Finance Authority    12/01/08     4.500      1,018,940
                                                                            -----------
             INDUSTRIAL (6.2%)
 1,080,000   Kansas State Development Finance
               Authority Revenue ..................   11/01/09     5.250      1,126,980
 2,335,000   Rhode Island State Economic
               Development Corp. Revenue ..........   06/15/09     5.250      2,423,730
                                                                            -----------
             Total Industrial .....................                           3,550,710
                                                                            -----------
             MISCELLANEOUS (12.7%)
   500,000   Energy Northwest, Washington,
               Electric Revenue ...................   07/01/10     5.000        518,065
 1,545,000   Metropolitan Pier & Exposition
               Authority ..........................   06/15/09     5.250      1,601,099

   The accompanying notes are an integral part of these financial statements.
6

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006

 Principal                                            Maturity   Interest
  Amount                                                Date       Rate         Value
 ---------                                            --------   --------    ----------
             MUNICIPAL BONDS (continued)
             MISCELLANEOUS (continued)
$1,000,000   Michigan State Building Authority
               Revenue ............................   10/15/09     5.500%    $1,047,430
 1,000,000   New York State Urban
               Development Corp. ..................   01/01/21     5.250      1,028,820
 1,000,000   Ohio State ...........................   06/15/09     4.000      1,003,840
 1,000,000   Ohio State Building Authority ........   10/01/10     5.000      1,041,720
 1,000,000   Southcentral Pennsylvania General
               Authority Revenue(1) ...............   06/01/30     4.500      1,015,210
                                                                             ----------
             Total Miscellaneous ..................                           7,256,184
                                                                             ----------
             PRE-REFUNDED (3.8%)2
   550,000   New Hanover County, North Carolina ...   11/01/10     5.750        599,137
   500,000   Oklahoma Development Finance
               Authority ..........................   08/15/09     5.625        528,075
 1,000,000   Washington State .....................   07/01/09     5.500      1,043,540
                                                                             ----------
             Total Pre-Refunded ...................                           2,170,752
                                                                             ----------
             SALES TAX (2.0%)
 1,100,000   Massachusetts State School
               Building Authority Dedicated
               Sales Tax Revenue ..................   08/15/09     5.000      1,135,376
                                                                             ----------
             TRANSPORTATION (7.9%)
 1,150,000   Colorado Department of Transportation    06/15/10     5.250      1,205,764
   500,000   Metropolitan Transportation Authority,
               New York, Revenue ..................   11/15/10     5.000        519,385
 1,000,000   New Jersey State Transportation
               Trust ..............................   06/15/08     5.500      1,029,990
 1,000,000   New Jersey State Transportaton Trust .   06/15/09     5.000      1,030,550
   700,000   Phoenix, Arizona, Street & Highway
               User Revenue .......................   07/01/08     4.500        708,617
                                                                             ----------
             Total Transportation .................                           4,494,306
                                                                             ----------
             UTILITIES (6.4%)
 1,000,000   Colorado Springs, Colorado,
               Utilities Revenue ..................   11/15/08     5.000      1,026,550

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006

 Principal                                            Maturity   Interest
  Amount                                                Date       Rate         Value
 ---------                                            --------   --------    ----------
             MUNICIPAL BONDS (continued)
             UTILITIES (continued)
$1,000,000   Colorado Springs, Colorado,
               Utilities Revenue ..................   11/15/09     5.250%   $ 1,043,660
 1,000,000   Salt River Project, Arizona ..........   01/01/10     5.000      1,036,190
   500,000   San Antonio, Texas, Electric & Gas ...   02/01/10     5.250        520,865
                                                                            -----------
             Total Utilities ......................                           3,627,265
                                                                            -----------
             WATER/SEWER (2.4%)
 1,345,000   Anderson, South Carolina, Water &
               Sewer Revenue ......................   07/01/08     4.000      1,349,586
                                                                            -----------
TOTAL INVESTMENTS (Identified cost $57,354,502)(3).............     98.8%   $56,212,359
OTHER ASSETS IN EXCESS OF LIABILITIES..........................      1.2        686,822
                                                                   -----    -----------
NET ASSETS.....................................................    100.0%   $56,899,181
                                                                   =====    ===========

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2006 coupon rate.

(2) For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the original stated maturity date.

(3) The aggregate cost for federal income tax purposes is $57,354,502. The aggregate gross unrealized appreciation is $0, and the aggregate gross unrealized depreciation is $1,142,143, resulting in net unrealized depreciation of $1,142,143.

   The accompanying notes are an integral part of these financial statements.
8

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006

ASSETS:
   Investments in securities, at value (identified cost
      $57,354,502) ...............................................  $56,212,359
   Cash ..........................................................      121,804
   Interest receivable ...........................................      727,426
                                                                    -----------
      Total Assets ...............................................   57,061,589
                                                                    -----------
LIABILITIES:
   Payables for:
      Custody and accounting fees ................................       46,318
      Professional fees ..........................................       31,133
      Shareholder servicing fees .................................       25,132
      Investment advisory fees ...................................       25,132
      Administrative fees ........................................       15,079
      Dividends and distributions declared .......................        3,277
      Board of Trustees' fees ....................................        2,642
   Accrued expenses and other liabilities ........................       13,695
                                                                    -----------
      Total Liabilities ..........................................      162,408
                                                                    -----------
NET ASSETS .......................................................  $56,899,181
                                                                    ===========
   Net Assets Consist of:
      Par value ..................................................  $    55,084
      Paid-in capital in excess of par ...........................   58,941,954
      Distributions in excess of net investment income ...........       (3,277)
      Accumulated net realized loss on investments ...............     (952,437)
      Net unrealized depreciation on investments .................   (1,142,143)
                                                                    -----------
   Net Assets ....................................................  $56,899,181
                                                                    ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($56,899,181 / 5,508,437 shares outstanding) ..................       $10.33
                                                                         ======

   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2006

NET INVESTMENT INCOME:
   Income:
      Interest income .........................................     $ 2,235,576
                                                                    -----------
   Expenses:
      Investment advisory fees ................................         198,593
      Shareholder servicing fees ..............................         198,593
         Administrative fees ..................................         119,156
      Custody and accounting fees .............................          69,431
      Professional fees .......................................          32,258
      Board of Trustees' fees .................................           4,718
      Miscellaneous expenses ..................................          50,950
                                                                    -----------
         Total Expenses .......................................         673,699
         Expense offset arrangement ...........................          (1,773)
                                                                    -----------
         Net Expenses .........................................         671,926
                                                                    -----------
   Net Investment Income ......................................       1,563,650
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments ...........................        (884,563)
   Net change in unrealized depreciation on investments .......        (615,369)
                                                                    -----------
      Net Realized and Unrealized Loss ........................      (1,499,932)
                                                                    -----------
   Net Increase in Net Assets Resulting From Operations .......     $    63,718
                                                                    ===========


   The accompanying notes are an integral part of these financial statements.
10

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                               For the years ended June 30,
                                                              ------------------------------
                                                                   2006             2005
                                                              -------------    -------------
INCREASE IN NET ASSETS:
   From Operations:
      Net investment income ...............................    $  1,563,650     $  2,189,878
      Net realized loss on investments ....................        (884,563)         (67,874)
      Net change in unrealized depreciation
         on investments ...................................        (615,369)         (39,089)
                                                               ------------     ------------
      Net increase in net assets resulting
         from operations ..................................          63,718        2,082,915
                                                               ------------     ------------
Dividends and distributions declared:
   From net investment income .............................      (1,563,651)      (2,191,473)
   From net realized gains ................................            --           (467,291)
                                                               ------------     ------------
      Total dividends and distributions declared ..........      (1,563,651)      (2,658,764)
                                                               ------------     ------------
Fund shares transactions:
   Net proceeds from sales of fund shares .................      13,031,845       61,049,548
   Net asset value of fund shares issued to shareholders
      in reinvestment of distributions ....................         659,458          855,771
   Net cost of fund shares repurchased ....................     (56,181,746)     (86,873,989)
                                                               ------------     ------------
   Net decrease in net assets resulting from fund
      shares transactions .................................     (42,490,443)     (24,968,670)
                                                               ------------     ------------
      Total decrease in net assets ........................     (43,990,376)     (25,544,519)

NET ASSETS:
   Beginning of year ......................................     100,889,557      126,434,076
                                                               ------------     ------------
   End of year (including distributions in excess of net
   investment income of $3,277 and $10,176, respectively)..    $ 56,899,181     $100,889,557
                                                               ============     ============


   The accompanying notes are an integral part of these financial statements.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                              For the years ended June 30,
                                              -------------------------------------------------------------
                                               2006         2005          2004          2003          2002
                                              ------       ------        ------        ------        ------
Net asset value, beginning of year ........   $10.52       $10.55        $10.87        $10.73        $10.53
                                              ------       ------        ------        ------        ------
Income from investment operations:
   Net investment income ..................     0.21         0.23          0.18          0.25          0.31
   Net realized and unrealized
      gain (loss) on investments ..........    (0.19)       (0.05)        (0.28)         0.18          0.22
                                              ------       ------        ------        ------        ------
      Total income (loss) from investment
         operations .......................     0.02         0.18         (0.10)         0.43          0.53
                                              ------       ------        ------        ------        ------
Less dividends and distributions:
   From net investment income .............    (0.21)       (0.18)        (0.18)        (0.26)        (0.31)
   From net realized gains ................     --          (0.03)        (0.04)        (0.03)        (0.02)
                                              ------       ------        ------        ------        ------
      Total dividends and distributions ...    (0.21)       (0.21)        (0.22)        (0.29)        (0.33)
                                              ------       ------        ------        ------        ------
Net asset value, end of year ..............   $10.33       $10.52        $10.55        $10.87        $10.73
                                              ======       ======        ======        ======        ======
Total return ..............................     0.18%        1.75%        (0.75%)        4.04%         5.14%
Ratios/Supplemental data:
   Net assets, end of year (in millions) ..   $   57       $  101        $  126        $  107        $   82
   Ratio of expenses to average net assets:
      Net expenses paid by Fund ...........     0.85%        0.80%         0.80%         0.82%         0.83%
   Expense offset arrangement .............     0.00%(1)     0.00%(1)      0.00%(1)      0.00%(1)      0.01%
                                              ------       ------        ------        ------        ------
      Total expenses ......................     0.85%        0.80%         0.80%         0.82%         0.84%
                                              ======       ======        ======        ======        ======
Ratio of net investment income to
   average net assets .....................     1.97%        1.68%         1.86%         2.33%         2.90%
Portfolio turnover rate ...................       79%          89%           90%           82%           94%

----------
(1)   Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.
12

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2006

1.    Organization   and   Significant   Accounting   Policies.   BBH  Tax  Free
      Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At June 30, 2006, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by pricing services, use of which has been approved by the Board of Trustees. In making such valuations, the pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value.

      B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on constantly applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

      C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2006

            basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      D. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid at least annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

            Capital Loss Carry Forward. At June 30, 2006 the fund had a net capital loss carryforward of approximately $305,022 which expires as follows:

                  June 30, 2014                    $305,019
                  June 30, 2013                    $      3

      E. Accounting Development. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.


2.    Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. BBH has established a separately identifiable department ("SID") to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2006, the Fund incurred $198,593 for advisory services.

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2006, the Fund incurred $119,156 for administrative services.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2006

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended June 30, 2006, the Fund incurred $198,593 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2006, the Fund incurred $4,718 for Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended June 30, 2006, the Fund incurred $69,431 for custody and accounting services. These fees were reduced by $1,773 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2006 was $588.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2006

3. Investment Transactions. For the year ended June 30, 2006, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $62,143,663 and $99,500,549, respectively.

4.    Share Transactions. Transactions in fund shares were as follows:

                                                   For the           For the
                                                 year ended        year ended
                                                June 30, 2006     June 30, 2005
                                                -------------     -------------
Fund shares sold ...........................      1,242,250         5,762,117
Fund shares issued in connection
  with reinvestment of dividends ...........         63,324            80,950
Fund shares repurchased ....................     (5,385,157)       (8,237,779)
                                                 ----------        ----------
Net decrease ...............................     (4,079,583)       (2,394,712)
                                                 ==========        ==========

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Trustees of BBH Trust and Shareholders of
BBH Tax Free Short/Intermediate Fixed Income Fund

We have audited the accompanying statement of assets and liabilities of BBH Tax Free Short/Intermediate Fixed Income Fund (a series of BBH Trust) (the "Fund"), including the portfolio of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Tax Free Short/Intermediate Fixed Income Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 25, 2006

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2006 (unaudited)


EXAMPLE

As a shareholder of BBH Tax Free Short/Intermediate Fixed Income Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and
(2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                             Beginning          Ending          During Period
                          Account Value     Account Value      January 1, 2006
                          January 1, 2006    June 30, 2006   to June 30, 2006(1)
                          ---------------- ---------------   -------------------
Actual..................      $1,000           $1,001.00           $4.22
Hypothetical(2).........      $1,000           $1,020.58           $4.26

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2006 (unaudited)

The   percentage   of   tax-exempt   dividends   paid  by  the   BBH  Tax   Free
Short/Intermediate Fixed Income Fund (the "Fund") for the year ended June 30, 2006 was 100%.

In January 2007, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2006. Shareholders should use the information on Form 1099 for their income tax returns.

TRUSTEES AND OFFICERS OF BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of the BBH Trust (the "Trust") and executive officers of the Trust is set forth below. Part B to the Registration Statement of the BBH Tax Free Short/Intermediate Fixed Income Fund includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s)           Overseen by   Held by
and Address                    Trust/Portfolio      Served      During Past 5 Years               Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------

Directors

Joseph V. Shields, Jr.         Chairman of          Since 1990  Managing Director, Chairman and   10            None
Birth Date:                    the Board and                    Chief Executive Officer of
March 17, 1938                 Trustee                          Shields & Company (member of
Shields & Company                                               New York Stock Exchange);
140 Broadway                                                    Chairman of Capital Management
New York, NY 10005                                              Associates, Inc. (registered
                                                                investment adviser); Director of
                                                                Flowers Foods, Inc. (New York
                                                                Stock Exchange listed company).

David P. Feldman               Trustee              Since 1990  Director of Jeffrey Co. (1992 to  10            Director of Dreyfus
Birth Date:                                                     present); Director of QMED (1999                Mutual Funds (59
November 16, 1939                                               to present).                                    Funds)
P.O. Box 864
Carefree, AZ 85377

Arthur D. Miltenberger         Trustee              Since 1992  Retired; Trustee, R.K. Mellon     10            None
Birth Date:                                                     Family Trusts (1981-June 2003);
November 8, 1938                                                General Partner, Mellon Family
503 Darlington Road                                             Investment Company IV, V and VI
Ligonier, PA 15658                                              (1983-2002); Director of
                                                                Aerostructures Corporation
                                                                (aircraft manufacturer)
                                                                (1996-July 2003).

Eugene P. Beard                Trustee              Since 1993  Chairman & CEO of Westport Asset  10            Director of Old
Birth Date:                                                     Funds, Inc.                                     Westbury Funds (7)
March 17, 1935
River Park
800 Connecticut
Avenue, 3 East
Norwalk, CT 06854

TRUSTEES AND OFFICERS OF BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s)           Overseen by   Held by
and Address                    Trust/Portfolio      Served      During Past 5 Years               Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
Alan G. Lowy                   Trustee              Since 1993  Private Investor.                 10            None
Birth Date:
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Samuel F. Pryor, IV            Trustee              Since 2005  Private Investor.                 10            None
Birth Date:
June 12, 1955
130 East 67th Street
New York, NY 10021

Officers

John A. Nielsen                President,           Since 2004  President and Principal Executive N/A           N/A
Birth Date:                    Principal                        Officer of BBH Trust, BBH Prime
July 15, 1943                  Executive                        Institutional Money Market Fund,
140 Broadway                   Officer                          Inc., BBH Fund, Inc. and BBH U.S.
New York, NY 10005                                              Money Market Portfolio (since
                                                                January 2004); He joined Brown
                                                                Brothers Harriman & Co. ("BBH &
                                                                Co.") in 1968 and has been a
                                                                Partner of the firm since 1987.

Michael F. Hogan               Chief                Since 2004  Chief Compliance Officer to the   N/A           N/A
Birth Date:                    Compliance                       BBH Trust, BBH Prime Institutional
January 26, 1963               Officer                          Money Market Fund, Inc., BBH
50 Milk Street                                                  Fund, Inc. and the BBH U.S. Money
Boston, MA 02109                                                Market Portfolio; Senior Vice
                                                                President of BBH & Co. since
                                                                September 1994; Joined BBH & Co.
                                                                in 1985.

Charles H. Schreiber           Treasurer,           Since 2006  Treasurer, Principal Financial    N/A           N/A
Birth Date:                    Principal                        Officer and Anti Money Laundering
December 10, 1957              Financial                        Officer of BBH Trust, BBH Prime
140 Broadway                   Officer, Anti                    Institutional Money Market Fund,
New York, NY 10005             Money                            Inc., BBH Fund, Inc. and BBH U.S.
                               Laundering                       Money Market Portfolio; Senior
                               Officer                          Vice President of BBH & Co. since
                                                                September 2001; Joined BBH & Co.
                                                                in 1999.

FINANCIAL STATEMENT JUNE 30, 2006                                             21

TRUSTEES AND OFFICERS OF BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s)           Overseen by   Held by
and Address                    Trust/Portfolio      Served      During Past 5 Years               Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
Gail C. Jones                  Secretary            Since 2002  Secretary of BBH Trust, BBH Prime N/A           N/A
Birth Date:                                                     Institutional Money Market Fund,
October 26, 1953                                                Inc., BBH Fund, Inc. and BBH U.S.
1001 Liberty Avenue                                             Money Market Portfolio (since
Pittsburgh, PA 15222-3779                                       August 2002); Counsel, ReedSmith,
                                                                LLP (since October 2002);
                                                                Corporate Counsel (January
                                                                1997-September 2002) and Vice
                                                                President (January 1999-September
                                                                2002) of Federated Services
                                                                Company.

Judith J. Mackin               Vice President       Since 2002  Vice President of BBH Trust, BBH  N/A           N/A
Birth Date:                                                     Prime Institutional Money Market
May 30, 1960                                                    Fund, Inc., BBH Fund, Inc. and
1001 Liberty Avenue                                             BBH U.S. Money Market Portfolio
Pittsburgh, PA 15222-3779                                       (since August 2002); Vice
                                                                President (since November 1997)
                                                                of Federated Services Company.

Victor Siclari                 Assistant Secretary  Since 2002  Assistant Secretary of BBH Trust, N/A           N/A
Birth Date:                                                     BBH Prime Institutional Money
November 17, 1961                                               Market Fund, Inc., BBH Fund, Inc.
1001 Liberty Avenue                                             and BBH U.S. Money Market
Pittsburgh, PA                                                  Portfolio (since August 2002);
15222-3779                                                      Partner, ReedSmith, LLP (since
                                                                October 2002); Vice President
                                                                (March 1996-September 2002) and
                                                                Senior Corporate Counsel (July
                                                                1998-September 2002) of Federated
                                                                Investors, Inc.

Nancy D. Osborn                Assistant            Since 2002  Assistant Secretary of BBH Trust, N/A           N/A
Birth Date:                    Secretary,                       BBH Prime Institutional Money
May 4, 1966                    Assistant                        Market Fund, Inc., BBH Fund, Inc.
140 Broadway                   Treasurer                        and BBH U.S. Money Market
New York, NY 10005                                              Portfolio (since August 2002);
                                                                Assistant Vice President of BBH &
                                                                Co. since 2003. Joined BBH & Co.
                                                                in 1996.

TRUSTEES AND OFFICERS OF BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s)           Overseen by   Held by
and Address                    Trust/Portfolio      Served      During Past 5 Years               Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
John C. Smith                  Assistant Treasurer  Since 2002  Assistant Treasurer of BBH Trust, N/A           N/A
Birth Date:                                                     BBH Prime Institutional Money
August 2, 1965                                                  Market Fund, Inc., BBH Fund, Inc.
50 Milk Street                                                  and BBH U.S. Money Market
Boston, MA 02109                                                Portfolio (since August 2002);
                                                                Vice President (since September
                                                                2004), Assistant Vice President
                                                                (since September 2001), Associate
                                                                (September 2000-August 2001) and
                                                                Senior Analyst (June 1999-August
                                                                2000) of BBH & Co.

----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH Trust has four series, and BBH Fund, Inc. has four series each are counted as one "fund" for the purposes of this table.

FINANCIAL STATEMENT JUNE 30, 2006                                             23

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                            Call 1-800-575-1265
By E-mail send your request to:          bbhfunds@bbh.com
On the internet:                         www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.


                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                   BROWN    [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                  Annual Report
                                  JUNE 30, 2006

                            BBH TAX EXEMPT MONEY FUND

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION
June 30, 2006 (unaudited)

BREAKDOWN BY BOND TYPE

                                                                   Percent of
                                                     U.S. $ Value  Net Assets
                                                    ------------   ----------
Certificate of Participation.....................    $ 2,100,000         0.4%
Education........................................     66,561,285        13.5
General Obligations..............................    129,621,538        26.3
Health Care......................................     20,800,000         4.2
Industrial.......................................     63,900,000        13.0
Miscellaneous....................................     34,762,112         7.0
Pre-Refunded.....................................      1,821,588         0.4
Special Tax......................................      5,903,505         1.2
Transportation...................................     17,001,040         3.4
Utilities........................................     22,436,490         4.5
Water/Sewer......................................     62,930,000        12.8
Commercial Paper.................................     67,023,000        13.6
Liabilities in Excess of Other Assets............     (1,701,200)       (0.3)
                                                    ------------       -----
Net Assets.......................................   $493,159,358       100.0%
                                                    ============       =====

TOP FIVE HOLDINGS BY STATE
                                                                   Percent of
                                                     U.S. $ Value  Net Assets
                                                    ------------   ----------
New York.........................................   $ 82,927,832        16.8%
Massachusetts....................................     59,427,005        12.0
California.......................................     31,050,000         6.3
Texas............................................     57,466,346        11.7
Minnesota........................................     20,962,327         4.2
Other States.....................................    243,027,048        49.3
Liabilities in Excess of Other Assets............     (1,701,200)       (0.3)
                                                    ------------       -----
Net Assets.......................................   $493,159,358       100.0%
                                                    ============       =====

All data as of June 30, 2006. The Fund's breakdown by bond type and top five holdings by state are expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006

 Principal                                           Maturity  Interest
  Amount                                               Date      Rate        Value
-----------                                          --------  --------- -----------
             MUNICIPAL BONDS (86.7%)
             CERTIFICATE OF PARTICIPATION (0.4%)
$ 2,100,000  Denver, Colorado, City & Council(1).... 07/05/06    3.980%  $ 2,100,000
                                                                        ------------
             EDUCATION (13.5%)
    600,000  Connecticut State Health & Educational
               Facilities Authority(1).............. 07/03/06    3.850       600,000
    700,000  Connecticut State Health & Educational
               Facilities Authority(1).............. 07/03/06    3.850       700,000
  4,000,000  Connecticut State Health & Educational
               Facilities Authority(1).............. 07/05/06    3.850     4,000,000
  3,300,000  Connecticut State Health & Educational
               Facilities Authority(1).............. 07/05/06    3.850     3,300,000
  1,700,000  Connecticut State Health & Educational
               Facilities Authority(1).............. 07/03/06    3.850     1,700,000
  1,000,000  Indiana University..................... 08/01/06    5.250     1,001,790
  3,000,000  Massachusetts State Health &
               Educational Facilities Authority(1).. 07/06/06    3.850     3,000,000
  5,000,000  Massachusetts State Health &
               Educational Facilities Authority(1).. 07/03/06    3.900     5,000,000
  1,910,000  Massachusetts State Health &
               Educational Facilities Authority(1).. 07/03/06    3.930     1,910,000
  5,000,000  Michigan State University(1)........... 07/05/06    3.950     5,000,000
  2,800,000  New Hampshire Health & Education
               Facilities Authority(1).............. 07/05/06    3.930     2,800,000
  8,275,000  New Hampshire Health & Education
               Facilities Authority(1).............. 07/05/06    3.930     8,275,000
  2,360,000  New Jersey State Educational
               Facilities Authority(1).............. 07/03/06    3.520     2,360,000
  3,400,000  New Jersey State Educational
               Facilities Authority(1).............. 07/03/06    3.850     3,400,000
  2,000,000  New York State Dormitory Authority(1).. 07/03/06    3.950     2,000,000
    900,000  North Carolina State University........ 10/01/06    5.000       903,331
  1,500,000  Oakland University, Michigan(1)........ 07/05/06    3.980     1,500,000
  1,000,000  Ohio State University(1)............... 07/06/06    3.850     1,000,000
  3,000,000  Ohio State University(1)............... 07/06/06    3.850     3,000,000
  1,000,000  Ohio State University(1)............... 07/06/06    3.850     1,000,000

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                              3

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--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006

 Principal                                           Maturity  Interest
  Amount                                               Date      Rate        Value
-----------                                          --------  --------- -----------
             MUNICIPAL BONDS (continued)

             EDUCATION (continued)
$ 2,000,000  Palm Beach County School District...... 09/28/06    4.000%  $ 2,002,074
  2,500,000  University of Missouri(1).............. 07/03/06    3.980     2,500,000
  1,800,000  University of Pittsburgh(1)............ 07/05/06    3.950     1,800,000
  3,000,000  University of Texas.................... 07/01/06    5.000     3,000,000
  3,000,000  University of Texas.................... 08/15/06    6.000     3,009,090
  1,800,000  Washington State Health Care
               Facilities Authority(1).............. 07/03/06    3.920     1,800,000
                                                                        ------------
             Total Education........................                      66,561,285
                                                                        ------------
             GENERAL OBLIGATIONS (26.3%)
  3,200,000  Chicago Board of Education(1).......... 07/03/06    3.970     3,200,000
  2,100,000  Chicago Board of Education(1).......... 07/03/06    3.970     2,100,000
  1,300,000  Chicago Metropolitan Water
               Reclamation District................. 12/01/06    5.900     1,311,774
  1,800,000  City & County of Honolulu, Hawaii...... 11/01/06    5.500     1,812,006

  4,100,000  Clark County, Nevada,
               School District(1)................... 07/03/06    3.920     4,100,000
  2,610,000  Columbus, Ohio......................... 07/01/06    5.000     2,610,000
  5,000,000  Connecticut State(1)................... 07/06/06    3.980     5,000,000
  1,000,000  Delaware State......................... 07/01/06    5.000     1,000,000
  2,385,000  District of Columbia(1)................ 07/05/06    3.980     2,385,000
    600,000  Florida State Board of Education....... 01/01/07    5.000       603,819
  3,000,000  Georgia State.......................... 07/01/06    5.750     3,000,000
  1,200,000  Hawaii State........................... 08/01/06    5.000     1,201,624
    500,000  Hennepin County, Minnesota............. 12/01/06    4.700       502,134
  5,075,000  Loudoun County, Virginia............... 12/01/06    4.250     5,089,343
  1,500,000  Maryland State......................... 08/01/06    5.000     1,502,683
  7,700,000  Massachusetts State(1)................. 07/03/06    3.930     7,700,000
 11,000,000  Massachusetts State(1)................. 07/03/06    3.930    11,000,000
  2,625,000  Massachusetts State(1)................. 07/06/06    3.930     2,625,000
  2,000,000  Massachusetts State.................... 12/01/06    5.000     2,012,005
  1,000,000  Miami-Dade County School
               District, Florida.................... 08/01/06    5.100     1,001,243
  2,000,000  Minneapolis, Minnesota(1).............. 07/06/06    3.820     2,000,000
    620,000  Minneapolis, Minnesota(1).............. 07/06/06    3.820       620,000


   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006

 Principal                                           Maturity  Interest
  Amount                                               Date      Rate        Value
-----------                                          --------  --------- -----------
             MUNICIPAL BONDS (continued)
             GENERAL OBLIGATIONS (continued)
$ 9,300,000  Minneapolis, Minnesota(1).............. 07/06/06    3.820%  $ 9,300,000
  1,000,000  Minnesota State........................ 08/01/06    5.000     1,001,746
  1,000,000  Minnesota State........................ 10/01/06    5.000     1,005,175
  5,000,000  Minnesota State........................ 10/01/06    5.000     5,021,934
  1,500,000  Minnesota State........................ 11/01/06    5.500     1,511,337
    600,000  New York, New York(1).................. 07/03/06    3.920       600,000
  4,000,000  New York, New York(1).................. 07/03/06    3.930     4,000,000
  1,800,000  New York, New York(1).................. 07/03/06    3.940     1,800,000
    750,000  New York, New York(1).................. 07/03/06    3.940       750,000
  3,300,000  New York, New York(1).................. 07/03/06    3.940     3,300,000
  5,275,000  New York, New York(1).................. 07/03/06    3.940     5,275,000
    600,000  New York, New York(1).................. 07/03/06    3.940       600,000
  1,000,000  New York, New York(1).................. 07/03/06    3.940     1,000,000
    900,000  New York, New York(1).................. 07/03/06    3.940       900,000
  1,300,000  New York, New York(1).................. 07/03/06    3.940     1,300,000
  1,900,000  New York, New York(1).................. 07/03/06    3.950     1,900,000
  1,175,000  Pennsylvania State..................... 09/15/06    5.125     1,178,924
  2,000,000  Port Saint Lucie, Florida.............. 07/01/06    4.000     2,000,000
  5,500,000  South Carolina State................... 08/01/06    4.000     5,505,482
  2,000,000  South Carolina State................... 11/01/06    4.000     2,002,646
  1,590,000  South Carolina State................... 08/01/06    5.000     1,592,038
  2,500,000  Stamford, Connecticut.................. 07/15/06    5.000     2,502,069
 12,175,000  Texas State............................ 08/31/06    4.500    12,198,556
  1,000,000  Utah State............................. 07/01/06    5.500     1,000,000
                                                                        ------------
             Total General Obligations..............                     129,621,538
                                                                        ------------
             HEALTH CARE (4.2%)
  2,400,000  Harris County, Texas, Health Facilities
               Development Corp.(1)................. 07/03/06    3.950     2,400,000
  8,000,000  New York State Dormitory Authority
               Revenue(1)........................... 07/06/06    3.950     8,000,000
  1,500,000  Oklahoma State Industries Authority,
               Hospital Revenue(1).................. 07/03/06    4.000     1,500,000
  3,900,000  Reno, Nevada, Hospital Revenue(1)...... 07/03/06    3.920     3,900,000

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                              5

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006

 Principal                                           Maturity  Interest
  Amount                                               Date      Rate        Value
-----------                                          --------  --------- -----------
             MUNICIPAL BONDS (continued)
             HEALTH CARE (continued)
$ 5,000,000  Royal Oak, Michigan, Hospital
               Finance Authority(1).................  07/03/06   3.990%  $ 5,000,000
                                                                        ------------
             Total Health Care......................                      20,800,000
                                                                        ------------
             INDUSTRIAL (13.0%)
  2,600,000  Berkeley County, South Carolina,
               Pollution Control Revenue(1)......... 07/03/06    3.960     2,600,000
  1,000,000  California Pollution Control
               Financing Authority(1)............... 07/03/06    3.850     1,000,000
  1,100,000  California Statewide Communities
               Development Authority, Pollution
               Control Revenue(1)................... 07/03/06    3.930     1,100,000
  8,700,000  Columbia, Alabama, Pollution
               Control Revenue(1)................... 07/03/06    3.970     8,700,000
  5,800,000  Columbia, Alabama, Pollution
               Control Revenue(1)................... 07/03/06    3.970     5,800,000
    600,000  Delaware County, Pennsylvania,
               Industrial Development Authority(1)   07/05/06    3.950        600,000
  1,000,000  East Baton Rouge, Parish Louisiana,
               Pollution Control Revenue(1)......... 07/03/06    3.900     1,000,000
  7,750,000  Forsyth, Montana, Pollution Control
               Revenue(1)........................... 07/03/06    3.970     7,750,000
  3,400,000  Gulf Coast Waste Disposal
               Authority, Texas(1).................. 07/03/06    3.910     3,400,000
  1,800,000  Harris County, Texas, Pollution
               Control Revenue(1)................... 07/03/06    3.970     1,800,000
  1,000,000  Hurley, New Mexico, Pollution
               Control Revenue(1)................... 07/03/06    3.970     1,000,000
  5,000,000  Jackson County, Mississippi, Port
               Facility Revenue(1).................. 07/03/06    3.990     5,000,000
  5,850,000  Joliet, Illinois, Regional Port
               District(1) ......................... 07/03/06    3.910     5,850,000
  5,500,000  Kemmerer, Wyoming, Pollution
               Control Revenue(1)................... 07/03/06    3.970     5,500,000
    500,000  Lincoln County, Wyoming, Pollution
               Control Revenue(1)................... 07/03/06    3.880       500,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006

 Principal                                           Maturity  Interest
  Amount                                               Date      Rate        Value
-----------                                          --------  --------- -----------
             MUNICIPAL BONDS (continued)
             INDUSTRIAL (continued)
$ 5,000,000  Lincoln County, Wyoming, Pollution
               Control Revenue(1)................... 07/03/06    3.910%  $ 5,000,000
    800,000  Midlothian, Texas, Pollution
               Control Revenue(1)................... 07/05/06    3.980       800,000
  1,000,000  Port Arthur, Texas, Navigation
               District(1) ......................... 07/03/06    3.990     1,000,000
  1,800,000  Sweetwater County, Wyoming,
               Pollution Control Revenue(1)......... 07/03/06    3.970     1,800,000
  1,300,000  Valdez, Alaska, Marine Terminal
               Revenue(1)........................... 07/03/06    3.880     1,300,000
  2,200,000  Valdez, Alaska, Marine Terminal
                Revenue(1).......................... 07/03/06    3.880     2,200,000
    200,000  Valdez, Alaska, Marine Terminal
               Revenue(1)........................... 07/03/06    3.910       200,000
                                                                        ------------
             Total Industrial.......................                      63,900,000
                                                                        ------------
             MISCELLANEOUS (7.0%)
  3,125,000  Alaska State Housing Finance
               Corp. Revenue(1)..................... 07/06/06    4.030     3,125,000
  1,200,000  California Housing Finance Agency(1)... 07/05/06    3.950     1,200,000
    600,000  California State Economic
               Recovery Bond(1)..................... 07/03/06    3.880       600,000
  2,400,000  California State Economic
               Recovery Bond(1)..................... 07/03/06    3.930     2,400,000
  1,000,000  City of Dallas, Texas.................. 08/15/06    5.250     1,002,112
  1,365,000  Clayton County, Georgia, Housing
               Authority(1)......................... 07/05/06    3.930     1,365,000
  1,300,000  Colorado Housing & Finance
               Authority(1)......................... 07/05/06    3.980     1,300,000
  3,400,000  Missouri Development Finance
               Board Cultural Facilities
               Revenue(1) .......................... 07/03/06    3.980     3,400,000
  2,800,000  New York, New York, City Transitional..
               Finance Authority(1)................. 07/03/06    3.930     2,800,000
  5,400,000  New York, New York, City
               Transitional Finance Authority(1).... 07/05/06    3.930     5,400,000

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                              7

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006

 Principal                                           Maturity  Interest
  Amount                                               Date      Rate        Value
-----------                                          --------  --------- -----------
             MUNICIPAL BONDS (continued)
             MISCELLANEOUS (continued)
$ 2,000,000  New York, New York, City Transitional
               Finance Authority(1)................. 07/03/06    3.950%  $ 2,000,000
    200,000  New York, New York, City Transitional
               Finance Authority(1)................. 07/03/06    3.950       200,000
  2,170,000  New York, New York, City Transitional
               Finance Authority(1)................. 07/05/06    3.950     2,170,000
  1,000,000  New York, New York, City Transitional
               Finance Authority(1)................. 07/05/06    3.950     1,000,000
  1,200,000  New York, New York, City Transitional
               Finance Authority(1)................. 07/05/06    3.950     1,200,000
    400,000  New York, New York, City Transitional
               Finance Authority(1)................. 07/03/06    3.990       400,000
  3,500,000  New York State Local Government
               Assistance Corp.(1).................. 07/05/06    3.900     3,500,000
    900,000  New York State Local Government
               Assistance Corp.(1).................. 07/05/06    3.950       900,000
    800,000  Will County, Illinois Exempt Facilities
               Revenue(1)........................... 07/03/06    4.040       800,000
                                                                        ------------
             Total Miscellaneous....................                      34,762,112
                                                                        ------------
             PRE-REFUNDED (0.4%)2
  1,815,000  Harris County, Texas................... 10/01/06    5.000     1,821,588

             SPECIAL TAX (1.2%)
  1,000,000  Connecticut State...................... 10/01/06    5.000     1,003,505
  4,900,000  Riverside County, California,
               Special Tax(1)....................... 07/05/06    3.940     4,900,000
                                                                        ------------
             Total Special Tax......................                       5,903,505
                                                                        ------------
             TRANSPORTATION (3.4%)
  1,000,000  Arizona State Transportation Board
               Highway Revenue...................... 07/01/06    5.000     1,000,000
  1,100,000  Georgia State Road & Tollway
               Authority............................ 10/01/06    4.000     1,101,040

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006

 Principal                                           Maturity  Interest
  Amount                                               Date      Rate        Value
-----------                                          --------  --------- -----------
             MUNICIPAL BONDS (continued)
             TRANSPORTATION (continued)
$11,700,000  Kansas State Department of
               Transportation & Highway
               Revenue(1)........................... 07/03/06    3.920%  $11,700,000
  3,200,000  Metropolitan Transportation
               Authority, New York(1)............... 07/05/06    3.900     3,200,000
                                                                        ------------
             Total Transportation...................                      17,001,040
                                                                        ------------
             UTILITIES (4.5%)
  2,600,000  California State Department of Water
               Resources(1)......................... 07/03/06    4.000     2,600,000
  3,590,000  Long Island Power Authority............ 12/01/06    5.000     3,607,726
  4,350,000  Long Island Power Authority
               New York, Electric System(1)......... 07/03/06    3.930     4,350,000
  1,000,000  Michigan Municipal Bond Authority...... 10/01/06    5.000     1,003,659
  4,600,000  Municipal Electric Authority
               of Georgia(1)........................ 07/05/06    3.750     4,600,000
  3,940,000  New York State Environmental
               Facilities Corp...................... 04/15/07    5.000     3,975,105
    900,000  Piedmont Municipal Power Agency
               Electric Revenue(1).................. 07/05/06    3.980       900,000
  1,400,000  Washington State Public Power
               Supply System(1)..................... 07/05/06    3.960     1,400,000
                                                                        ------------
             Total Utilities........................                      22,436,490
                                                                        ------------
             WATER/SEWER (12.8%)
  1,300,000  Boston, Massachusetts, Water &
               Sewer Commission(1).................. 07/06/06    3.900     1,300,000
  2,000,000  California State Department of
               Water Resources & Power
               Supply Revenue(1).................... 07/03/06    3.930     2,000,000
  1,800,000  California State Department of
               Water Resources(1)................... 07/05/06    3.950     1,800,000
 10,250,000  California State Department of
               Water Resources(1)................... 07/06/06    3.950    10,250,000

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                              9

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006

 Principal                                           Maturity  Interest
  Amount                                               Date      Rate        Value
-----------                                          --------  --------- -----------
             MUNICIPAL BONDS (continued)
             WATER/SEWER (continued)
$ 3,700,000  Durham, North Carolina, Water &
               Sewer Revenue(1)..................... 07/05/06    3.980%  $ 3,700,000
    400,000  Irvine Ranch, California, Water
               District(1).......................... 07/03/06    3.780       400,000
  5,800,000  Massachusetts State Water
               Resources Authority(1)............... 07/05/06    3.910     5,800,000
 14,530,000  Massachusetts State Water
               Resources Authority(1)............... 07/03/06    3.930    14,530,000
  1,000,000  Massachusetts State Water
               Resources Authority(1)............... 07/05/06    3.950     1,000,000
  1,550,000  Massachusetts State Water
               Resources Authority(1)............... 07/05/06    3.980     1,550,000
  2,800,000  Metropolitan Water District of
               Southern California(1)............... 07/03/06    3.850     2,800,000
  4,100,000  New York, New York, City Municipal
               Water Finance Authority(1)........... 07/03/06    3.930     4,100,000
 12,700,000  New York, New York, City Municipal
               Water Finance Authority(1)........... 07/03/06    3.950    12,700,000
  1,000,000  Ohio State Solid Waste Revenue(1)...... 07/03/06    3.850     1,000,000
                                                                        ------------
             Total Water/Sewer......................                      62,930,000
                                                                        ------------
             Total Municipal Bonds..................                     427,837,558
                                                                        ------------
             COMMERCIAL PAPER (13.6%)
  1,800,000  Board of Regent Texas.................. 08/16/06    3.530     1,800,000
 10,000,000  City and County of Honolulu, Hawaii.... 08/03/06    3.350    10,000,000
  7,000,000  City of Houston , Texas................ 08/15/06    3.530     7,000,000
  5,000,000  City of San Antonio, Texas............. 08/02/06    3.350     5,000,000
  4,200,000  City of San Antonio, Texas............. 09/12/06    3.500     4,200,000
  4,000,000  King County, Washington................ 09/11/06    3.470     4,000,000
  2,200,000  Maryland Health & Education............ 08/17/06    3.530     2,200,000
  1,000,000  Maryland State......................... 07/21/06    3.530     1,000,000
  2,000,000  Massachusetts State Health &
               Educational Facilities Authority..... 07/25/06    3.500     2,000,000
  5,000,000  Omaha Public Power..................... 07/12/06    3.320     5,000,000
  1,500,000  Tennessee State School Bond............ 07/05/06    3.510     1,500,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2006

 Principal                                           Maturity  Interest
  Amount                                               Date      Rate        Value

-----------                                          --------  --------- -----------
             COMMERCIAL PAPER (continued)
$ 9,700,000  Tennessee State School Bond............  07/25/06   3.500% $  9,700,000
  4,588,000  Tennessee State School Bond............  07/26/06   3.750     4,588,000
  3,705,000  Texas Public Finance...................  08/14/06   3.530     3,705,000
  1,000,000  Texas Public Finance...................  09/12/06   3.500     1,000,000
  3,000,000  University of Texas....................  08/09/06   3.450     3,000,000
  1,330,000  University of Texas....................  09/12/06   3.500     1,330,000
                                                                        ------------
             Total Commercial Paper.................                      67,023,000
                                                                        ------------

TOTAL INVESTMENTS, AT AMORTIZED COST.......................      100.3% $494,860,558
LIABILITIES IN EXCESS OF OTHER ASSETS......................       (0.3)   (1,701,200)
                                                                 -----  ------------
NET ASSETS.................................................      100.0% $493,159,358
                                                                 =====  ============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2006 coupon or interest rate.

(2) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                             11

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006

ASSETS:
   Investments, at amortized cost................................   $494,860,558
   Cash..........................................................        102,287
   Interest receivable...........................................      2,747,182
   Other receivable..............................................         24,188
                                                                    ------------
     Total Assets................................................    497,734,215
                                                                    ------------
LIABILITIES:
   Payables for:
     Investments purchased.......................................      3,975,105
     Shareholder servicing fees..................................        218,029
     Investment advisory fees....................................        130,818
     Administrative fees.........................................         87,212
     Custody and accounting fees.................................         68,066
     Professional fees...........................................         38,205
     Dividends declared..........................................         36,783
     Board of Trustees' fees.....................................          1,000
   Accrued expenses and other liabilities........................         19,639
                                                                    ------------
       Total Liabilities.........................................      4,574,857
                                                                    ------------
NET ASSETS, for 493,158,129 fund shares outstanding..............   $493,159,358
                                                                    ============
Net Assets Consist of:
     Par value...................................................   $  4,931,581
     Paid-in capital.............................................    488,227,777
                                                                    ------------
Net Assets.......................................................   $493,159,358
                                                                    ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE.....................          $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2006

NET INVESTMENT INCOME:
   Income:
     Investment income...........................................   $13,809,806
                                                                    -----------
   Expenses:
     Shareholder servicing fees..................................     1,202,850
     Investment advisory fees....................................       721,710
     Administrative fees.........................................       481,140
     Custody and accounting fees.................................       103,861
     Professional fees...........................................        42,556
     Board of Trustees' fees.....................................        28,089
     Miscellaneous expenses......................................       142,528
                                                                    -----------
       Total Expenses............................................     2,722,734
       Expense offset arrangement................................        (5,357)
                                                                    -----------
       Net Expenses..............................................     2,717,377
                                                                    -----------
Net Investment Income............................................   $11,092,429

                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                             13

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE YEARS ENDED JUNE 30,
                                                           --------------------------------
                                                                2006              2005
                                                           -------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income .............................   $  11,092,429    $     5,447,040
   Dividends declared from net investment income .......     (11,095,940)        (5,366,122)
                                                           -------------    ---------------
       Net increase (decrease) in net
         assets from operations ........................          (3,511)            80,918
                                                           -------------    ---------------
   From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold ................................     544,563,550      1,199,999,083
       Fund shares issued in reinvestment of dividends .       5,793,650          2,748,333
       Fund shares repurchased .........................    (494,840,334)    (1,218,015,624)
                                                           -------------    ---------------
         Net increase (decrease) in net assets resulting
           from fund share transactions ................      55,516,866        (15,268,208)
                                                           -------------    ---------------
         Total increase (decrease) in net assets .......      55,513,355        (15,187,290)
NET ASSETS:
   Beginning of year ...................................     437,646,003        452,833,293
                                                           -------------    ---------------
   End of year .........................................   $ 493,159,358    $   437,646,003
                                                           =============    ===============

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each year

                                               For the years ended June 30,
                                     -------------------------------------------
                                      2006     2005       2004     2003   2002
                                     -----     -----     -----     -----  -----
Net asset value, beginning of year . $1.00     $1.00     $1.00     $1.00  $1.00
Income from investment operations:
   Net investment income ...........  0.02      0.01      0.00(1)   0.01   0.01
Dividends to shareholders from net
   investment income ............... (0.02)    (0.01)    (0.00)(1) (0.01) (0.01)
                                     -----     -----     -----     -----  -----
Net asset value, end of year ....... $1.00     $1.00     $1.00     $1.00  $1.00
                                     =====     =====     =====     =====  =====
Total return .......................  2.31%     1.15%     0.42%     0.72%  1.40%
Ratios/Supplemental data:
   Net assets, end of year
     (in millions) .................  $493      $438      $453      $465   $414
   Net expenses paid by Fund .......  0.56%     0.56%     0.55%     0.56%  0.53%
   Expense offset arrangement ......  0.00%(2)  0.00%(2)  0.00%(2)  0.01%  0.02%
                                     -----     -----     -----     -----  -----
     Total expenses ................  0.56%     0.56%     0.55%     0.57%  0.55%
                                     =====     =====     =====     =====  =====
   Ratio of net investment income to
     average net assets ............  2.31%     1.15%     0.42%     0.72%  1.28%

----------
(1)   Less than $0.01 per share.

(2)   Less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2006                                             15

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006

1. Organization and Significant Accounting Policies. BBH Tax Exempt Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund with a par value of $0.01 per share. At June 30, 2006, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Investment Transactions and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At June 30, 2006, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      E. Accounting Development. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2006

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department ("SID") to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2006, the Fund incurred $721,710 for advisory services.

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of

      0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2006, the Fund incurred $481,140 for administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended June 30, 2006, the Fund incurred $1,202,850 for shareholder servicing services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2006, the Fund incurred $28,089 for Trustees' fees.

      Custody  and  Accounting  Fees.  BBH acts as a  custodian  and  receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over $1 billion. For the year ended June 30, 2006, the Fund incurred $103,861 for custody and accounting services. These fees were reduced by $5,357 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2006 was $5,789.


FINANCIAL STATEMENT JUNE 30, 2006                                             17

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of BBH Trust and Shareholders of
BBH Tax Exempt Money Fund

We have audited the accompanying statement of assets and liabilities of BBH Tax Exempt Money Fund (a series of BBH Trust) (the "Fund"), including the portfolio of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Tax Exempt Money Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 25, 2006

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2006 (unaudited)

EXAMPLE

As a shareholder of BBH Tax Exempt Money Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Expenses Paid
                            Beginning         Ending           During Period
                          Account Value    Account Value      January 1, 2006
                         January 1, 2006   June 30, 2006     to June 30, 2006(1)
                         ---------------   -------------     -------------------
Actual..................      $1,000         $1,012.90             $2.79
Hypothetical(2).........      $1,000         $1,022.02             $2.81

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT JUNE 30, 2006                                             19

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2006 (unaudited)

The percentage of tax-exempt dividends paid by the BBH Tax Exempt Money Fund (the "Fund") for the year ended June 30, 2006 was 100%.

In January 2007, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2006. Shareholders should use the information on Form 1099 for their income tax returns.

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of the BBH Trust (the "Trust") and executive officers of the Trust is set forth below. Part B to the Registration Statement of the BBH Tax Exempt Money Fund includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s)           Overseen by   Held by
and Address                    Trust/Portfolio      Served      During Past 5 Years               Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------

Directors

Joseph V. Shields, Jr.         Chairman of the      Since 1990  Managing Director, Chairman and      10         None
Birth Date:                    Board and Trustee                Chief Executive Officer of Shields
March 17, 1938                                                  & Company (member of New York
Shields & Company                                               Stock Exchange); Chairman of
140 Broadway                                                    Capital Management Associates,
New York, NY 10005                                              Inc. (registered investment
                                                                adviser); Director of Flowers
                                                                Foods, Inc. (New York Stock
                                                                Exchange listed company).

David P. Feldman               Trustee              Since 1990  Director of Jeffrey Co. (1992 to     10         Director of Dreyfus
Birth Date:                                                     present); Director of QMED (1999                Mutual Funds (59
November 16, 1939                                               to present).                                    Funds)
P.O. Box 864
Carefree, AZ 85377

Arthur D. Miltenberger         Trustee              Since 1992  Retired; Trustee, R.K. Mellon        10         None
Birth Date:                                                     Family Trusts (1981-June 2003);
November 8, 1938                                                General Partner, Mellon Family

503 Darlington Road                                             Investment Company IV, V and VI
Ligonier, PA 15658                                              (1983-2002); Director of
                                                                Aerostructures Corporation
                                                                (aircraft manufacturer)
                                                                (1996-July 2003).

Eugene P. Beard                Trustee              Since 1993  Chairman & CEO of Westport Asset     10         Director of Old
Birth Date:                                                     Funds, Inc.                                     Westbury Funds (7)
March 17, 1935
River Park
800 Connecticut
Avenue, 3 East
Norwalk, CT 06854

Alan G. Lowy                   Trustee              Since 1993  Private Investor.                    10         None
Birth Date:
April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436

FINANCIAL STATEMENT JUNE 30, 2006                                             21

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s)           Overseen by   Held by
and Address                    Trust/Portfolio      Served      During Past 5 Years               Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
Samuel F. Pryor, IV            Trustee              Since 2005  Private Investor.                    10         None
Birth Date:
June 12, 1955
130 East 67th Street
New York, NY 10021

Officers

John A. Nielsen                President,           Since 2004  President and Principal Executive    N/A        N/A
Birth Date:                    Principal                        Officer of BBH Trust, BBH Prime
July 15, 1943                  Executive Officer                Institutional Money Market Fund,
140 Broadway                                                    Inc., BBH Fund, Inc. and BBH U.S.
New York, NY 10005                                              Money Market Portfolio (since
                                                                January 2004); He joined Brown
                                                                Brothers Harriman & Co. ("BBH &
                                                                Co.") in 1968 and has been a
                                                                Partner of the firm since 1987.

Michael F. Hogan               Chief                Since 2004  Chief Compliance Officer to the      N/A        N/A
Birth Date:                    Compliance                       BBH Trust, BBH Prime Institutional
January 26, 1963               Officer                          Money Market Fund, Inc., BBH Fund,
50 Milk Street                                                  Inc. and the BBH U.S. Money Market
Boston, MA 02109                                                Portfolio; Senior Vice President
                                                                of BBH & Co. since September 1994;
                                                                Joined BBH & Co. in 1985.

Charles H. Schreiber           Treasurer,           Since 2006  Treasurer, Principal Financial       N/A        N/A
Birth Date:                    Principal                        Officer and Anti Money Laundering
December 10, 1957              Financial                        Officer of BBH Trust, BBH Prime
140 Broadway                   Officer, Anti                    Institutional Money Market Fund,
New York, NY 10005             Money                            Inc., BBH Fund, Inc. and BBH U.S.
                               Laundering                       Money Market Portfolio; Senior
                               Officer                          Vice President of BBH & Co.
                                                                since September 2001; Joined BBH
                                                                & Co. in 1999.

Gail C. Jones                  Secretary            Since 2002  Secretary of BBH Trust, BBH Prime    N/A        N/A
Birth Date:                                                     Institutional Money Market Fund,
October 26, 1953                                                Inc., BBH Fund, Inc. and BBH U.S.
1001 Liberty Avenue                                             Money Market Portfolio (since
Pittsburgh, PA 15222-3779                                       August 2002); Counsel, ReedSmith,
                                                                LLP (since October 2002);
                                                                Corporate Counsel (January 1997-
                                                                September 2002) and Vice
                                                                President (January 1999-September
                                                                2002) of Federated Services
                                                                Company.

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                                  Number of
                                                    Term of                                       Funds/
                                                    Office#                                       Portfolio     Other
                                                    and                                           in Fund       Trustee/
                               Position(s)          Length                                        Complex       Directorships
Name, Birth Date               Held with            of Time     Principal Occupation(s)           Overseen by   Held by
and Address                    Trust/Portfolio      Served      During Past 5 Years               Trustee^      Trustee
---------------------------------------------------------------------------------------------------------------------------
Judith J. Mackin               Vice President       Since 2002  Vice President of BBH Trust, BBH     N/A        N/A
Birth Date:                                                     Prime Institutional Money Market
May 30, 1960                                                    Fund, Inc., BBH Fund, Inc. and
1001 Liberty Avenue                                             BBH U.S. Money Market Portfolio
Pittsburgh, PA 15222-3779                                       (since August 2002); Vice
                                                                President (since November 1997)
                                                                of Federated Services Company.

Victor Siclari                 Assistant            Since 2002  Assistant Secretary of BBH Trust,    N/A        N/A
Birth Date:                    Secretary                        BBH Prime Institutional Money
November 17, 1961                                               Market Fund, Inc., BBH Fund, Inc.
1001 Liberty Avenue                                             and BBH U.S. Money Market
Pittsburgh, PA                                                  Portfolio (since August 2002);
15222-3779                                                      Partner, ReedSmith, LLP (since
                                                                October 2002); Vice President
                                                                (March 1996-September 2002) and
                                                                Senior Corporate Counsel (July
                                                                1998-September 2002) of Federated
                                                                Investors, Inc.

Nancy D. Osborn                Assistant            Since 2002  Assistant Secretary of BBH Trust,    N/A        N/A
Birth Date:                    Secretary,                       BBH Prime Institutional Money
May 4, 1966                    Assistant                        Market Fund, Inc., BBH Fund, Inc.
140 Broadway                   Treasurer                        and BBH U.S. Money Market
New York, NY 10005                                              Portfolio (since August 2002);
                                                                Assistant Vice President of BBH &
                                                                Co. since 2003. Joined BBH & Co.
                                                                in 1996.

John C. Smith                  Assistant            Since 2002  Assistant Treasurer of BBH Trust,    N/A        N/A
Birth Date:                    Treasurer                        BBH Prime Institutional Money
August 2, 1965                                                  Market Fund, Inc., BBH Fund, Inc.
50 Milk Street                                                  and BBH U.S. Money Market
Boston, MA 02109                                                Portfolio (since August 2002);
                                                                Vice President (since September
                                                                2004), Assistant Vice President
                                                                (since September 2001), Associate
                                                                (September 2000-August 2001) and
                                                                Senior Analyst (June 1999-August
                                                                2000) of BBH & Co.

----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH Trust has four series, and BBH Fund, Inc. has four series each are counted as one "fund" for the purposes of this table.


FINANCIAL STATEMENT JUNE 30, 2006                                             23

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN    [LOGO]
                                    BROTHERS
                                    HARRIMAN


ITEM 2. CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that
                   applies to the registrant's principal executive officer,
                  principal financial officer,
                  principal accounting officer or controller or persons
                 performing similar functions.


(b)	No answer required.

(c)	Not applicable.
(d)	Not applicable.

(e)	Not applicable.
(f)
       (1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees board has designated two members of the audit committee as financial experts.
     (2) The following Trustees have been designated as
                  audit committee financial experts by the Board of Trustees: independent audit committee members Arthur Miltenberger and David Feldman are the designated audit committee financial experts.
3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
a) Disclosure of the aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the annual financial statements or services that are normally provided with statutory and regulatory filings or engagements for those fiscal years.

			Audit Fee
June 30, 2006		$ 66,000
April 30, 2006
October 31, 2005
August 31, 2005
June 30, 2005		62,800
May 31, 2005
October 31, 2004
August 31, 2004
Total		$128,800
			Security Count Fee

April 30, 2006		$ 4,800
October 31, 2005		4,500
August 31, 2005		4,500
June 30, 2005
May 31, 2005 		4,500
October 31, 2004		4,500
August 31, 2004	                  4,500
Total			$ 27,300


			Total Billed
June 30, 2006		$ 66,000
April 30, 2006		4,800
October 31, 2005		4,500
August 31, 2005		4,500
June 30, 2005		62,800
May 31, 2005 		4,500
October 31, 2004		4,500
August 31, 2004	                  4,500
Total			$ 156,100


b) Disclosure of other fees assurance and related services fees billed in the last two fiscal years that are reasonably related to the performance of the audit and are not reported in (a).

NONE

c) Disclosure of fees billed in the last two fiscal years for tax advice, tax compliance and tax planning.

	     Tax Compliance	Total Billed
June 30, 2006$ 12,000 	$ 12,000
June 30, 200512,000		12,000
Total	     $ 24,000               $ 24,000

d) Disclosure of all other fees billed in the last two fiscal years.

NONE

f) If greater than 50 percent, disclosure of the percentage of hours expended on principal accountant's engagement to audit the registrants financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principle accountants' full-time, permanent employees.

NONE

g) Disclosure of non-audit fees billed by the registrant's accountant to the registrant and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

NOTE: For the purposes of item g, we are considering the following entities as controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant:

                        BBH Trust Company (Cayman) Limited
                        BBH International Equity Fund Cayman
                        BBH US Equity Fund Cayman
                        New World Investment Trust
                        World Investment Trust
                        Global Investment Trust
                        American Investment Trust
                        Brown Brothers Harriman and Co.
                        Brown Brothers Harriman Trust Company, LLC
                        Brown Brothers Harriman Infomediary, LLC

Activity Based Costing Review	   $ 1,008,825
AIMR Work		           30,412
Miscellaneous	                         8,740

h) Disclosure of whether the registrant's audit committee of the board of directors has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to
 (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principle accountant's independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Trust has a separately designated audit committee.
      The members of the audit committee are: Eugene P. Beard, Richard Carpenter, David P. Feldman, Alan G. Lowy and
     Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF
        OPEN-END MANAGEMENT INVESTMENT
        COMPANY.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES
 BY OPEN-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1.    I have reviewed this
       report on Form N-CSR of
       BBH Trust on behalf of:
       BBH Money Market Fund,
        BBH U.S. Treasury Money Fund,

      BBH Tax Free Short/Intermediate Fixed
      income Fund and BBH Tax Exempt
      Money Fund ("registrant");

2. Based on my knowledge, this report
   does not contain any untrue
   statement of a material
      fact or omit to state a material
      fact necessary to make the
      statements made, in light
      of the circumstances under which
      such statements were made, not
      misleading with respect
      to the period covered by
      this report;

3. Based on my knowledge, the
      financial statements and
      other financial information
      included in this report,
      fairly present in all material
      respects the financial condition,
     results of operations, changes
     in net assets, and cash flows
     (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented
        in this report;

4. The registrant's other certifying
      officer and I are responsible for
      establishing and maintaining
         disclosure controls and procedures
        (as defined in rule 30a-3(c) under the
        Investment Company Act
        of 1940) for the registrant and
         have:

a.) designed such disclosure controls
   and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including
       its consolidated subsidiaries,
       is made known to us by others
       within those entities, particularly
       during the period in which this
       report is being prepared;

b.) designed such disclosure
   controls and procedures, or
   caused such disclosure controls
   and procedures to be designed
   under our supervision, to
   provide reasonable assurance
   regarding the reliability of
   financial reporting and the
   preparation of financial statements
   for external
        purposes in accordance with
        generally accepted accounting principles;
     c.)evaluated the effectiveness of
      the registrant's disclosure controls
      and procedures and presented
      in this report our conclusions
      about the effectiveness of the
      disclosure controls and procedures,
      as of a date within 90
      days prior to the filing date
      of this report based on such
      evaluation; and

d.) disclosed in this report
    any change in the registrant's
    internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's
       internal control over financial reporting; and

5. The registrant's other certifying
      officer and I have disclosed to the
      registrant's auditors and the audit
         committee of the registrant's
         board of directors (or persons performing the equivalent functions):

a.) all significant deficiencies
    and material weaknesses in the design
    or operation of internal
            control over financial
            reporting which are reasonably
            likely to adversely affect the
            registrant's ability to record,
            process, summarize, and report
            financial information; and
b.) any fraud, whether or not material,
    that involves management or other
    employees who
            have a significant role in the
           registrant's internal control over
           financial reporting.

6. The registrant's other certifying
      officer and I have indicated in this
      report whether or not there
         were significant changes
         in internal controls or in other
         factors that could significantly
         affect internal controls
         subsequent to the date of our
         most recent evaluation,
         including any corrective
         actions with regard
         to significant deficiencies
         and material weaknesses.

DATE: 09-07-06

/s/John A. Nielsen
==============
John A. Nielsen
President - Principal Executive Officer




I, Charles Schreiber, certify that:
1.    I have reviewed this report
on Form N-CSR of BBH Trust on
      behalf of: BBH Money Market
      Fund, BBH U.S. Treasury Money Fund,

      BBH Tax Free Short/Intermediate
      Fixed income Fund and BBH Tax Exempt
      Money Fund ("registrant");

2. Based on my knowledge, this report
     does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which
      such statements were made, not
      misleading with respect
      to the period covered by
      this report;

3. Based on my knowledge, the financial
    statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer a nd I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a.) designed such disclosure controls
    and procedures, or caused such
    disclosure controls and
         procedures to be designed under
        our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.) designed such disclosure controls and
    procedures, or caused such disclosure controls and
         procedures to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c.)evaluated the effectiveness of the
        registrant's disclosure controls and
        procedures and presented
        in this report our conclusions
        about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.) disclosed in this report any
 change in the registrant's internal
 control over financial reporting
         that occurred during the registrant's
 most recent fiscal half-year (the
registrant's second fiscal
         half year in the case of an
annual report) that has materially
affected, or is reasonably likely to
         materially affect, the registrant's
 internal control over financial reporting; and

5. The registrant's other certifying
  officer and I have disclosed
 to the registrant's auditors
and the audit
committee of the registrant's
board of directors (or persons
performing the equivalent functions):

a.) all significant deficiencies and
material weaknesses in the design or
operation of internal
            control over financial reporting
which are reasonably likely to adversely affect the registrant's ability to record, process, summarize,
 and report financial information; and

b.) any fraud, whether or not material,
that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal
 controls or in other factors that could
 significantly affect
       internal controls subsequent to the
date of our most recent evaluation, including
 any corrective
       actions with regard to significant
 deficiencies and material weaknesses.

Date: 09-07-06

/s/Charles Schreiber
==========================
Charles Schreiber
Treasurer - Principal Financial Officer



























                          SECTION 906 CERTIFICATION
Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Trust ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended June 30, 2006 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Dated: 09-07-06


/s/John A. Nielsen
==============
John A. Nielsen
Title: President, Principal Executive Officer


Dated: 09-07-06

/s/Charles Schreiber
===============
Charles Schreiber
Treasurer - Principal Financial Officer

This certification is being furnished
solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate
disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the
 Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the
registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH TRUST
             ---------------------



By (Signature and Title)*/s/John A. Nielsen
                           ----------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)
Date:09-07-06

Pursuant to the requirements of the
 Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this
report has been signed below by the
following persons on behalf of the registrant
 and in the capacities and on the
dates indicated.



By (Signature and Title) /s/Charles Schreiber
	                    -------------------

                          Charles Schreiber, Treasurer
                          (Principal Financial Officer)

Date: 09-07-06


Print name and title of each signing
officer under his or her signature.